Document and Entity Information	12 Months Ended
Jul. 09, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2011
Registrant Name	ARTISAN PARTNERS FUNDS INC
Central Index Key	0000935015
Amendment Flag	false
Document Creation Date	Jul 9, 2012
Document Effective Date	Jul 9, 2012
Prospectus Date	Jul 9, 2012

Artisan Global Equity Fund
ARTISAN GLOBAL EQUITY FUND Investor Shares
INVESTMENT OBJECTIVE
Artisan Global Equity Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Artisan Global Equity Fund Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Artisan Global Equity Fund Investor Shares
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		2.12%
Total Annual Fund Operating Expenses		3.12%
Fee Waiver and Expense Reimbursement	[1]	(1.62%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.50%
[1]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners"), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2013, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Artisan Global Equity Fund Investor Shares	153	811	1,494	3,317

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 150.01% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a global (i.e., U.S. and non-U.S.) portfolio of companies of all market capitalizations. Artisan seeks to invest in high-quality, secular (as opposed to cyclical) growth companies with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.
  Sustainable Growth. Artisan applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.
  Valuation. Artisan uses multiple valuation metrics to establish a target price range. Artisan assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.
  Themes. Artisan identifies long-term secular growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.
Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in equity securities or instruments that have similar economic characteristics. The Fund may invest in securities both within and outside the U.S., including emerging and less developed markets. Securities in which the Fund may invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).

The Fund invests in U.S. and non-U.S. companies of all market capitalizations.
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Small and Medium-Sized Company Risks. Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s 2011 calendar year return.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
2011 Calendar Year Total Return

Best Quarter	16.38%	(quarter ended 9/30/10)
Worst Quarter	-16.84%	(quarter ended 9/30/11)

Average Annual Total Returns (For Periods Ended 12/31/2011)
The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns Artisan Global Equity Fund	1-Year	Since Inception	Inception Date
Investor Shares	(5.39%)	4.58%	Mar 29, 2010
Investor Shares Return after taxes on distributions	(5.71%)	4.21%	Mar 29, 2010
Investor Shares Return after taxes on distributions and sale of Fund shares	(3.18%)	3.81%	Mar 29, 2010
MSCI ACWI (All Country World Index) IndexSM (reflects no deduction for fees, expenses or taxes)	(7.35%)	0.74%

Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
Artisan Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARTISAN GLOBAL EQUITY FUND Investor Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Global Equity Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 150.01% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	150.01%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a global (i.e., U.S. and non-U.S.) portfolio of companies of all market capitalizations. Artisan seeks to invest in high-quality, secular (as opposed to cyclical) growth companies with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.
  Sustainable Growth. Artisan applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.
  Valuation. Artisan uses multiple valuation metrics to establish a target price range. Artisan assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.
  Themes. Artisan identifies long-term secular growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.
Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in equity securities or instruments that have similar economic characteristics. The Fund may invest in securities both within and outside the U.S., including emerging and less developed markets. Securities in which the Fund may invest may include common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).

		The Fund invests in U.S. and non-U.S. companies of all market capitalizations.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Small and Medium-Sized Company Risks. Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s 2011 calendar year return.

		Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The following bar chart shows the Fund’s 2011 calendar year return.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanfunds.com
Bar Chart [Heading]	rr_BarChartHeading	2011 Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	16.38%	(quarter ended 9/30/10)
Worst Quarter	-16.84%	(quarter ended 9/30/11)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.
Artisan Global Equity Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.12%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.62%) [1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	811
5 Years	rr_ExpenseExampleYear05	1,494
10 Years	rr_ExpenseExampleYear10	3,317
2011	rr_AnnualReturn2011	(5.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.84%)
1-Year	rr_AverageAnnualReturnYear01	(5.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2010
Artisan Global Equity Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(5.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2010
Artisan Global Equity Fund | Return after taxes on distributions and sale of Fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(3.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 29, 2010
Artisan Global Equity Fund | MSCI ACWI (All Country World Index) IndexSM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(7.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.74%

[1]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners"), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2013, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

Investor Shares | Artisan Global Opportunities Fund
ARTISAN GLOBAL OPPORTUNITIES FUND (Formerly Artisan Growth Opportunities Fund) Investor Shares
INVESTMENT OBJECTIVE
Artisan Global Opportunities Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	Investor Shares Artisan Global Opportunities Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Investor Shares Artisan Global Opportunities Fund
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses		0.50%
Total Annual Fund Operating Expenses	[1]	1.40%
[1]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners"), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2013, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Shares Artisan Global Opportunities Fund	143	443	766	1,680

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.18% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of U.S. and non-U.S. growth companies across a broad capitalization range. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

Security Selection

Artisan’s investment process attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.
  Franchise Characteristics. These are characteristics that Artisan believes help to protect a company’s stream of cash flow from the effects of competition. Artisan looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.
  Attractive Valuations. Through its own fundamental research, Artisan estimates the amount a private market buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.
  Accelerating Profit Cycle. The Fund tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle. Companies that Artisan believes are well positioned for long-term growth typically have predictable streams of cash flow through real growth in demand for their products or services and appear to be well positioned to take advantage of opportunities in their markets.
Capital Allocation: Garden, Crop, Harvest® Investing

The second element of the Fund’s investment process is capital allocation. Artisan divides the portfolio into three parts:
  GardenSM investing is where the investment process usually begins. Garden investments generally are smaller positions in companies that Artisan believes have a good franchise, attractive valuation and accelerating earnings, but that are at too early a stage in their profit cycle to be confident the investment will be successful.
  CropSM investments form the segment of the portfolio intended to hold the companies that are moving into the strongest part of their profit cycles. Through a detailed investment analysis, Artisan determines what it believes is necessary for a company to continue to generate positive earnings. When a company begins to perform consistently with Artisan’s expectations, Artisan generally will increase the Fund’s position in that company and move the stock from Garden investments into Crop investments.
  When a company’s profit cycle begins to decelerate, or a stock is approaching Artisan’s estimate of full valuation, Artisan generally moves the stock into HarvestSM investments, and reduces the size of the position.
The Fund primarily invests in common stocks and other equity securities of U.S. and non-U.S. companies, including depositary receipts. The Fund’s investments in non-U.S. securities may include investments in developed markets, as well as emerging and less developed markets.

The Fund invests in U.S. companies with market capitalizations of at least $3 billion at the time of initial purchase, although the Fund may invest in a U.S. company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-U.S. companies in which the Fund may invest. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year by Year Total Returns

Best Quarter	19.34%	(quarter ended 6/30/09)
Worst Quarter	-29.83%	(quarter ended 12/31/08)
Total return for the period 1/1/12 through 6/30/12 was 15.07%.
Average Annual Total Returns (For Periods Ended 12/31/2011)
The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns - Investor Shares	1-Year	Since Inception	Inception Date
Artisan Global Opportunities Fund	(6.56%)	4.60%	Sep 22, 2008
Artisan Global Opportunities Fund Return after taxes on distributions	(6.70%)	4.48%	Sep 22, 2008
Artisan Global Opportunities Fund Return after taxes on distributions and sale of Fund shares	(4.08%)	3.92%	Sep 22, 2008
Artisan Global Opportunities Fund MSCI ACWI (All Country World Index) IndexSM (reflects no deduction for fees, expenses or taxes)	(7.35%)	0.59%

Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
Investor Shares | Artisan Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARTISAN GLOBAL OPPORTUNITIES FUND (Formerly Artisan Growth Opportunities Fund) Investor Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Global Opportunities Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.18%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental investment process to construct a diversified portfolio of U.S. and non-U.S. growth companies across a broad capitalization range. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

Security Selection

Artisan’s investment process attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.
  Franchise Characteristics. These are characteristics that Artisan believes help to protect a company’s stream of cash flow from the effects of competition. Artisan looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.
  Attractive Valuations. Through its own fundamental research, Artisan estimates the amount a private market buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.
  Accelerating Profit Cycle. The Fund tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle. Companies that Artisan believes are well positioned for long-term growth typically have predictable streams of cash flow through real growth in demand for their products or services and appear to be well positioned to take advantage of opportunities in their markets.
Capital Allocation: Garden, Crop, Harvest® Investing

The second element of the Fund’s investment process is capital allocation. Artisan divides the portfolio into three parts:
  GardenSM investing is where the investment process usually begins. Garden investments generally are smaller positions in companies that Artisan believes have a good franchise, attractive valuation and accelerating earnings, but that are at too early a stage in their profit cycle to be confident the investment will be successful.
  CropSM investments form the segment of the portfolio intended to hold the companies that are moving into the strongest part of their profit cycles. Through a detailed investment analysis, Artisan determines what it believes is necessary for a company to continue to generate positive earnings. When a company begins to perform consistently with Artisan’s expectations, Artisan generally will increase the Fund’s position in that company and move the stock from Garden investments into Crop investments.
  When a company’s profit cycle begins to decelerate, or a stock is approaching Artisan’s estimate of full valuation, Artisan generally moves the stock into HarvestSM investments, and reduces the size of the position.
The Fund primarily invests in common stocks and other equity securities of U.S. and non-U.S. companies, including depositary receipts. The Fund’s investments in non-U.S. securities may include investments in developed markets, as well as emerging and less developed markets.

		The Fund invests in U.S. companies with market capitalizations of at least $3 billion at the time of initial purchase, although the Fund may invest in a U.S. company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-U.S. companies in which the Fund may invest. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

		Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	19.34%	(quarter ended 6/30/09)
Worst Quarter	-29.83%	(quarter ended 12/31/08)
		Total return for the period 1/1/12 through 6/30/12 was 15.07%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.
Investor Shares | Artisan Global Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40% [1]
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,680
2009	rr_AnnualReturn2009	47.86%
2010	rr_AnnualReturn2010	28.23%
2011	rr_AnnualReturn2011	(6.56%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.83%)
1-Year	rr_AverageAnnualReturnYear01	(6.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008
Investor Shares | Artisan Global Opportunities Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(6.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008
Investor Shares | Artisan Global Opportunities Fund | Return after taxes on distributions and sale of Fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(4.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008
Investor Shares | Artisan Global Opportunities Fund | MSCI ACWI (All Country World Index) IndexSM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(7.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%

[1]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners"), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2013, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

INVESTOR SHARES | Artisan Global Value Fund
ARTISAN GLOBAL VALUE FUND Investor Shares
INVESTMENT OBJECTIVE
Artisan Global Value Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	INVESTOR SHARES Artisan Global Value Fund Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		INVESTOR SHARES Artisan Global Value Fund Investor Shares
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		0.72%
Acquired Fund Fees and Expenses	[1]	0.05%
Total Annual Fund Operating Expenses		1.77%
Fee Waiver and Expense Reimbursement	[2]	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.55%
[1]	"Acquired Fund Fees and Expenses" are indirect expenses the Fund may incur from investing in an investment company (acquired fund). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the "Financial Highlights" in the Fund's statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
[2]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners"), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2013, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR SHARES Artisan Global Value Fund Investor Shares	158	536	939	2,067

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.32% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of securities of undervalued U.S. and non-U.S. companies. The Fund’s investment process focuses on identifying what Artisan considers to be high quality, undervalued businesses that offer the potential for superior risk/reward outcomes.

Artisan’s in-depth research process focuses on four key investment characteristics:
  Undervaluation. Determining the intrinsic value of the business is the heart of Artisan’s research process. Artisan believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. Artisan seeks to invest at a significant discount to Artisan’s estimate of the intrinsic value of a business.
  Business Quality. Artisan seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.
  Financial Strength. Artisan believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.
  Shareholder-oriented Management. Artisan’s research process attempts to identify management teams with a history of building value for shareholders.
Companies that make it through this analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the stock to Artisan’s estimate of the company’s intrinsic value. Artisan assembles the portfolio by taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for appropriate diversification and risk management). Weightings of securities are re-adjusted periodically and are subject to investment related considerations, including diversification and liquidity.

The focus of the investment process is on individual companies, not on selection of countries or regions. Under normal market conditions, the Fund primarily invests in common stocks and other equity securities, both within and outside the U.S. The Fund may also invest in emerging and less developed markets. From time to time, Artisan may conclude that a security other than an equity presents a more attractive risk/reward profile. So, the Fund may invest to a limited extent in debt securities (including lower-rated securities) and convertible debt securities of U.S. or non-U.S. issuers that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).

The Fund invests in U.S. and non-U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, although the Fund may invest in a company with a lower market capitalization if it already holds a position in that company.
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Debt Securities Risks. Debt securities in which the Fund invests may be unrated or lower-rated including those with the lowest investment grade rating (often called “junk bonds”), and may have a risk profile closer to that of an equity security. On balance, debt securities that are below investment grade or unrated generally are considered predominately speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of default and bankruptcy. They are likely to be less marketable and more adversely affected by economic downturns than high-quality debt securities.

  The Fund may invest in debt securities without considering the maturity of the instrument. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably.
  Convertible Securities Risks. Investing in convertible securities subjects the Fund to the risks associated with an investment in the underlying equity security. Convertible securities are frequently issued with a call feature that allows the issuer to choose when to redeem the security, which could result in the Fund being forced to redeem, convert, or sell the convertible security under circumstances unfavorable to the Fund. In addition, if the value of the equity security underlying the convertible security declines enough, the convertible security is more likely to be valued as a debt security.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year by Year Total Returns

Best Quarter	22.60%	(quarter ended 6/30/09)
Worst Quarter	-18.12%	(quarter ended 12/31/08)

Average Annual Total Returns (For Periods Ended 12/31/2011)
The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns - INVESTOR SHARES Artisan Global Value Fund	1-Year	Since Inception	Inception Date
Investor Shares	1.50%	1.71%	Dec 10, 2007
Investor Shares Return after taxes on distributions	1.24%	1.46%	Dec 10, 2007
Investor Shares Return after taxes on distributions and sale of Fund shares	1.29%	1.39%	Dec 10, 2007
MSCI ACWI (All Country World Index) IndexSM (reflects no deduction for fees, expenses or taxes)	(7.35%)	(5.71%)

Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
INVESTOR SHARES | Artisan Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARTISAN GLOBAL VALUE FUND Investor Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Global Value Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.32%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the “Financial Highlights” in the Fund’s statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental investment process to construct a diversified portfolio of securities of undervalued U.S. and non-U.S. companies. The Fund’s investment process focuses on identifying what Artisan considers to be high quality, undervalued businesses that offer the potential for superior risk/reward outcomes.

Artisan’s in-depth research process focuses on four key investment characteristics:
  Undervaluation. Determining the intrinsic value of the business is the heart of Artisan’s research process. Artisan believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. Artisan seeks to invest at a significant discount to Artisan’s estimate of the intrinsic value of a business.
  Business Quality. Artisan seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.
  Financial Strength. Artisan believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.
  Shareholder-oriented Management. Artisan’s research process attempts to identify management teams with a history of building value for shareholders.
Companies that make it through this analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the stock to Artisan’s estimate of the company’s intrinsic value. Artisan assembles the portfolio by taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for appropriate diversification and risk management). Weightings of securities are re-adjusted periodically and are subject to investment related considerations, including diversification and liquidity.

The focus of the investment process is on individual companies, not on selection of countries or regions. Under normal market conditions, the Fund primarily invests in common stocks and other equity securities, both within and outside the U.S. The Fund may also invest in emerging and less developed markets. From time to time, Artisan may conclude that a security other than an equity presents a more attractive risk/reward profile. So, the Fund may invest to a limited extent in debt securities (including lower-rated securities) and convertible debt securities of U.S. or non-U.S. issuers that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).

		The Fund invests in U.S. and non-U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, although the Fund may invest in a company with a lower market capitalization if it already holds a position in that company.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Debt Securities Risks. Debt securities in which the Fund invests may be unrated or lower-rated including those with the lowest investment grade rating (often called “junk bonds”), and may have a risk profile closer to that of an equity security. On balance, debt securities that are below investment grade or unrated generally are considered predominately speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of default and bankruptcy. They are likely to be less marketable and more adversely affected by economic downturns than high-quality debt securities.

  The Fund may invest in debt securities without considering the maturity of the instrument. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably.
  Convertible Securities Risks. Investing in convertible securities subjects the Fund to the risks associated with an investment in the underlying equity security. Convertible securities are frequently issued with a call feature that allows the issuer to choose when to redeem the security, which could result in the Fund being forced to redeem, convert, or sell the convertible security under circumstances unfavorable to the Fund. In addition, if the value of the equity security underlying the convertible security declines enough, the convertible security is more likely to be valued as a debt security.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

		Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	22.60%	(quarter ended 6/30/09)
Worst Quarter	-18.12%	(quarter ended 12/31/08)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.
INVESTOR SHARES | Artisan Global Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.55%
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	536
5 Years	rr_ExpenseExampleYear05	939
10 Years	rr_ExpenseExampleYear10	2,067
2008	rr_AnnualReturn2008	(29.26%)
2009	rr_AnnualReturn2009	33.37%
2010	rr_AnnualReturn2010	16.18%
2011	rr_AnnualReturn2011	1.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.12%)
1-Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2007
INVESTOR SHARES | Artisan Global Value Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	1.24%
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2007
INVESTOR SHARES | Artisan Global Value Fund | Return after taxes on distributions and sale of Fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	1.29%
Since Inception	rr_AverageAnnualReturnSinceInception	1.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2007
INVESTOR SHARES | Artisan Global Value Fund | MSCI ACWI (All Country World Index) IndexSM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(7.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.71%)

[1]	"Acquired Fund Fees and Expenses" are indirect expenses the Fund may incur from investing in an investment company (acquired fund). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the "Financial Highlights" in the Fund's statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
[2]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners"), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2013, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

INVESTOR SHARES | Artisan International Fund
ARTISAN INTERNATIONAL FUND Investor Shares
INVESTMENT OBJECTIVE
Artisan International Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	INVESTOR SHARES Artisan International Fund Investor shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -	INVESTOR SHARES Artisan International Fund Investor shares
Management Fees	0.93%
Distribution (12b-1) Fees	none
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.22%

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR SHARES Artisan International Fund Investor shares	124	387	670	1,477

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70.36% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of non-U.S. growth companies of all market capitalizations. Artisan seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.
  Themes. Artisan identifies long-term secular (as opposed to cyclical) growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.
  Sustainable Growth. Artisan applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.
  Valuation. Artisan uses multiple valuation metrics to establish a target price range. Artisan assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.
The Fund invests primarily in developed markets but also may invest in emerging and less developed markets. Under normal market conditions, the Fund is substantially fully invested in common stocks and similar securities, and invests at least 65% of its net assets at market value at the time of purchase in securities of non-U.S. companies. There are no restrictions on the size of the companies in which the Fund may invest. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Small and Medium-Sized Company Risks. Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year by Year Total Returns

Best Quarter	23.07%	(quarter ended 6/30/03)
Worst Quarter	-22.13%	(quarter ended 9/30/08)

Average Annual Total Returns (For Periods Ended 12/31/2011)
The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one and five-year periods ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns - INVESTOR SHARES Artisan International Fund	1-Year	5-Year	10-Year	Since Inception	Inception Date
Investor shares	(7.26%)	(2.71%)	4.61%	8.93%	Dec 28, 1995
Investor shares Return after taxes on distributions	(7.46%)	(3.41%)	4.02%	7.86%	Dec 28, 1995
Investor shares Return after taxes on distributions and sale of Fund shares	(4.46%)	(2.23%)	4.04%	7.61%	Dec 28, 1995
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(12.14%)	(4.72%)	4.67%	3.56%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	(12.11%)	(3.16%)	4.27%	2.33%

Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
INVESTOR SHARES | Artisan International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARTISAN INTERNATIONAL FUND Investor Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan International Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70.36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.36%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of non-U.S. growth companies of all market capitalizations. Artisan seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.
  Themes. Artisan identifies long-term secular (as opposed to cyclical) growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.
  Sustainable Growth. Artisan applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.
  Valuation. Artisan uses multiple valuation metrics to establish a target price range. Artisan assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.
		The Fund invests primarily in developed markets but also may invest in emerging and less developed markets. Under normal market conditions, the Fund is substantially fully invested in common stocks and similar securities, and invests at least 65% of its net assets at market value at the time of purchase in securities of non-U.S. companies. There are no restrictions on the size of the companies in which the Fund may invest. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Small and Medium-Sized Company Risks. Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

		Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	23.07%	(quarter ended 6/30/03)
Worst Quarter	-22.13%	(quarter ended 9/30/08)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return after taxes on distributions and sale of Fund shares” for the one and five-year periods ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one and five-year periods ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.
INVESTOR SHARES | Artisan International Fund | Investor shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	387
5 Years	rr_ExpenseExampleYear05	670
10 Years	rr_ExpenseExampleYear10	1,477
2002	rr_AnnualReturn2002	(18.90%)
2003	rr_AnnualReturn2003	29.14%
2004	rr_AnnualReturn2004	17.76%
2005	rr_AnnualReturn2005	16.27%
2006	rr_AnnualReturn2006	25.56%
2007	rr_AnnualReturn2007	19.73%
2008	rr_AnnualReturn2008	(46.96%)
2009	rr_AnnualReturn2009	39.77%
2010	rr_AnnualReturn2010	5.91%
2011	rr_AnnualReturn2011	(7.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.13%)
1-Year	rr_AverageAnnualReturnYear01	(7.26%)
5-Year	rr_AverageAnnualReturnYear05	(2.71%)
10-Year	rr_AverageAnnualReturnYear10	4.61%
Since Inception	rr_AverageAnnualReturnSinceInception	8.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 1995
INVESTOR SHARES | Return after taxes on distributions | Artisan International Fund | Investor shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(7.46%)
5-Year	rr_AverageAnnualReturnYear05	(3.41%)
10-Year	rr_AverageAnnualReturnYear10	4.02%
Since Inception	rr_AverageAnnualReturnSinceInception	7.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 1995
INVESTOR SHARES | Return after taxes on distributions and sale of Fund shares | Artisan International Fund | Investor shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(4.46%)
5-Year	rr_AverageAnnualReturnYear05	(2.23%)
10-Year	rr_AverageAnnualReturnYear10	4.04%
Since Inception	rr_AverageAnnualReturnSinceInception	7.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 28, 1995
INVESTOR SHARES | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) | Artisan International Fund
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(12.14%)
5-Year	rr_AverageAnnualReturnYear05	(4.72%)
10-Year	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
INVESTOR SHARES | MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes) | Artisan International Fund
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(12.11%)
5-Year	rr_AverageAnnualReturnYear05	(3.16%)
10-Year	rr_AverageAnnualReturnYear10	4.27%
Since Inception	rr_AverageAnnualReturnSinceInception	2.33%

Artisan International Small Cap Fund
ARTISAN INTERNATIONAL SMALL CAP FUND Investor Shares
INVESTMENT OBJECTIVE
Artisan International Small Cap Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Artisan International Small Cap Fund Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Artisan International Small Cap Fund Investor Shares
Management Fees	1.25%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.50%

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Artisan International Small Cap Fund Investor Shares	153	474	818	1,791

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.76% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of small non-U.S. growth companies. Artisan seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.
  Themes. Artisan identifies long-term secular (as opposed to cyclical) growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.
  Sustainable Growth. Artisan applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.
  Valuation. Artisan uses multiple valuation metrics to establish a target price range. Artisan assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.
The Fund invests in developed markets, as well as emerging and less developed markets. Investments in emerging and less developed markets are limited to no more than 50% of the Fund’s net assets at market value at the time of purchase. Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in common stocks and other equity securities of small non-U.S. companies. A “small” company for this purpose is one with a market capitalization of less than $4 billion at the time of the Fund’s investment. Some of these companies, although small by U.S. standards, might rank among the largest in their countries by market capitalization. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Small and Medium-Sized Company Risks. Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year by Year Total Returns

Best Quarter	34.35%	(quarter ended 6/30/09)
Worst Quarter	-27.18%	(quarter ended 9/30/08)

Average Annual Total Returns (For Periods Ended 12/31/2011)
The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one and five-year periods ended December 31, 2011 are greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns Artisan International Small Cap Fund	1-Year	5-Year	10-Year	Since Inception	Inception Date
Investor Shares	(15.21%)	(1.33%)	12.21%	12.26%	Dec 21, 2001
Investor Shares Return after taxes on distributions	(15.27%)	(1.96%)	10.86%	10.92%	Dec 21, 2001
Investor Shares Return after taxes on distributions and sale of Fund shares	(9.82%)	(1.14%)	10.57%	10.62%	Dec 21, 2001
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(12.14%)	(4.72%)	4.67%	4.91%
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)	(15.94%)	(4.14%)	9.01%	9.22%

Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
Artisan International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARTISAN INTERNATIONAL SMALL CAP FUND Investor Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan International Small Cap Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44.76% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.76%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of small non-U.S. growth companies. Artisan seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.
  Themes. Artisan identifies long-term secular (as opposed to cyclical) growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.
  Sustainable Growth. Artisan applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.
  Valuation. Artisan uses multiple valuation metrics to establish a target price range. Artisan assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.
		The Fund invests in developed markets, as well as emerging and less developed markets. Investments in emerging and less developed markets are limited to no more than 50% of the Fund’s net assets at market value at the time of purchase. Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in common stocks and other equity securities of small non-U.S. companies. A “small” company for this purpose is one with a market capitalization of less than $4 billion at the time of the Fund’s investment. Some of these companies, although small by U.S. standards, might rank among the largest in their countries by market capitalization. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Small and Medium-Sized Company Risks. Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

		Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	34.35%	(quarter ended 6/30/09)
Worst Quarter	-27.18%	(quarter ended 9/30/08)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return after taxes on distributions and sale of Fund shares” for the one and five-year periods ended December 31, 2011 are greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one and five-year periods ended December 31, 2011 are greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.
Artisan International Small Cap Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	1,791
2002	rr_AnnualReturn2002	(1.34%)
2003	rr_AnnualReturn2003	63.00%
2004	rr_AnnualReturn2004	25.70%
2005	rr_AnnualReturn2005	25.71%
2006	rr_AnnualReturn2006	33.18%
2007	rr_AnnualReturn2007	25.38%
2008	rr_AnnualReturn2008	(51.37%)
2009	rr_AnnualReturn2009	58.13%
2010	rr_AnnualReturn2010	14.38%
2011	rr_AnnualReturn2011	(15.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.18%)
1-Year	rr_AverageAnnualReturnYear01	(15.21%)
5-Year	rr_AverageAnnualReturnYear05	(1.33%)
10-Year	rr_AverageAnnualReturnYear10	12.21%
Since Inception	rr_AverageAnnualReturnSinceInception	12.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2001
Return after taxes on distributions | Artisan International Small Cap Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(15.27%)
5-Year	rr_AverageAnnualReturnYear05	(1.96%)
10-Year	rr_AverageAnnualReturnYear10	10.86%
Since Inception	rr_AverageAnnualReturnSinceInception	10.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2001
Return after taxes on distributions and sale of Fund shares | Artisan International Small Cap Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(9.82%)
5-Year	rr_AverageAnnualReturnYear05	(1.14%)
10-Year	rr_AverageAnnualReturnYear10	10.57%
Since Inception	rr_AverageAnnualReturnSinceInception	10.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2001
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) | Artisan International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(12.14%)
5-Year	rr_AverageAnnualReturnYear05	(4.72%)
10-Year	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes) | Artisan International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(15.94%)
5-Year	rr_AverageAnnualReturnYear05	(4.14%)
10-Year	rr_AverageAnnualReturnYear10	9.01%
Since Inception	rr_AverageAnnualReturnSinceInception	9.22%

INVESTOR SHARES | Artisan International Value Fund
ARTISAN INTERNATIONAL VALUE FUND Investor Shares
INVESTMENT OBJECTIVE
Artisan International Value Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	INVESTOR SHARES Artisan International Value Fund Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		INVESTOR SHARES Artisan International Value Fund Investor Shares
Management Fees		0.94%
Distribution (12b-1) Fees		none
Other Expenses		0.24%
Acquired Fund Fees and Expenses	[1]	0.06%
Total Annual Fund Operating Expenses		1.24%
[1]	"Acquired Fund Fees and Expenses" are indirect expenses the Fund may incur from investing in an investment company (acquired fund). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the "Financial Highlights" in the Fund's statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR SHARES Artisan International Value Fund Investor Shares	126	393	681	1,500

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.90% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of stocks of undervalued non-U.S. companies of all sizes. The Fund’s investment process focuses on identifying what Artisan considers to be high quality, undervalued businesses that offer the potential for superior risk/reward outcomes.

Artisan’s in-depth research process focuses on four key investment characteristics:
  Undervaluation. Determining the intrinsic value of the business is the heart of Artisan’s research process. Artisan believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. Artisan seeks to invest at a significant discount to Artisan’s estimate of the intrinsic value of a business.
  Business Quality. Artisan seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.
  Financial Strength. Artisan believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.
  Shareholder-oriented Management. Artisan’s research process attempts to identify management teams with a history of building value for shareholders.
Companies that make it through this analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the stock to Artisan’s estimate of the company’s intrinsic value. Artisan assembles the portfolio by taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for appropriate diversification and risk management). Weightings of securities are re-adjusted periodically and are subject to investment related considerations, including diversification and liquidity.

The focus of the investment process is on individual companies, not on selection of countries or regions. Under normal market conditions, the Fund invests no less than 80% of its total assets (excluding cash and cash equivalents), measured at market value at the time of purchase, in common stocks and other equity and equity-linked securities of non-U.S. companies. The Fund invests primarily in developed markets but also may invest in emerging and less developed markets. The Fund may invest in companies of any size. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of a Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Small and Medium-Sized Company Risks. Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year by Year Total Returns

Best Quarter	27.42%	(quarter ended 6/30/03)
Worst Quarter	-17.18%	(quarter ended 9/30/11)

Average Annual Total Returns (For Periods Ended 12/31/2011)
The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns - INVESTOR SHARES Artisan International Value Fund	1-Year	5-Year	Since Inception	Inception Date
Investor Shares	(7.14%)	0.46%	13.84%	Sep 23, 2002
Investor Shares Return after taxes on distributions	(7.18%)	(0.07%)	13.13%	Sep 23, 2002
Investor Shares Return after taxes on distributions and sale of Fund shares	(4.58%)	0.23%	12.19%	Sep 23, 2002
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(12.14%)	(4.72%)	7.79%
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)	(12.17%)	(6.33%)	8.08%

Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
INVESTOR SHARES | Artisan International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARTISAN INTERNATIONAL VALUE FUND Investor Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan International Value Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.90% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.90%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the “Financial Highlights” in the Fund’s statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental investment process to construct a diversified portfolio of stocks of undervalued non-U.S. companies of all sizes. The Fund’s investment process focuses on identifying what Artisan considers to be high quality, undervalued businesses that offer the potential for superior risk/reward outcomes.

Artisan’s in-depth research process focuses on four key investment characteristics:
  Undervaluation. Determining the intrinsic value of the business is the heart of Artisan’s research process. Artisan believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. Artisan seeks to invest at a significant discount to Artisan’s estimate of the intrinsic value of a business.
  Business Quality. Artisan seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.
  Financial Strength. Artisan believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.
  Shareholder-oriented Management. Artisan’s research process attempts to identify management teams with a history of building value for shareholders.
Companies that make it through this analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the stock to Artisan’s estimate of the company’s intrinsic value. Artisan assembles the portfolio by taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for appropriate diversification and risk management). Weightings of securities are re-adjusted periodically and are subject to investment related considerations, including diversification and liquidity.

		The focus of the investment process is on individual companies, not on selection of countries or regions. Under normal market conditions, the Fund invests no less than 80% of its total assets (excluding cash and cash equivalents), measured at market value at the time of purchase, in common stocks and other equity and equity-linked securities of non-U.S. companies. The Fund invests primarily in developed markets but also may invest in emerging and less developed markets. The Fund may invest in companies of any size. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of a Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Small and Medium-Sized Company Risks. Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanfunds.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	27.42%	(quarter ended 6/30/03)
Worst Quarter	-17.18%	(quarter ended 9/30/11)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.
INVESTOR SHARES | Artisan International Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	681
10 Years	rr_ExpenseExampleYear10	1,500
2003	rr_AnnualReturn2003	56.59%
2004	rr_AnnualReturn2004	32.26%
2005	rr_AnnualReturn2005	10.09%
2006	rr_AnnualReturn2006	34.46%
2007	rr_AnnualReturn2007	(0.67%)
2008	rr_AnnualReturn2008	(30.11%)
2009	rr_AnnualReturn2009	33.47%
2010	rr_AnnualReturn2010	18.90%
2011	rr_AnnualReturn2011	(7.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.81%)
1 Year	rr_AverageAnnualReturnYear01	(7.14%)
5-Year	rr_AverageAnnualReturnYear05	0.46%
Since Inception	rr_AverageAnnualReturnSinceInception	13.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 2002
INVESTOR SHARES | Artisan International Value Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.18%)
5-Year	rr_AverageAnnualReturnYear05	(0.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	13.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 2002
INVESTOR SHARES | Artisan International Value Fund | Return after taxes on distributions and sale of Fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.58%)
5-Year	rr_AverageAnnualReturnYear05	0.23%
Since Inception	rr_AverageAnnualReturnSinceInception	12.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 23, 2002
INVESTOR SHARES | Artisan International Value Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.14%)
5-Year	rr_AverageAnnualReturnYear05	(4.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.79%
INVESTOR SHARES | Artisan International Value Fund | MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.17%)
5-Year	rr_AverageAnnualReturnYear05	(6.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.08%

[1]	"Acquired Fund Fees and Expenses" are indirect expenses the Fund may incur from investing in an investment company (acquired fund). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the "Financial Highlights" in the Fund's statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.

INVESTOR SHARES | Artisan Mid Cap Fund
ARTISAN MID CAP FUND Investor Shares
INVESTMENT OBJECTIVE
Artisan Mid Cap Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	INVESTOR SHARES Artisan Mid Cap Fund Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		INVESTOR SHARES Artisan Mid Cap Fund Investor Shares
Management Fees		0.93%
Distribution (12b-1) Fees		none
Other Expenses		0.31%
Acquired Fund Fees and Expenses	[1]	0.10%
Total Annual Fund Operating Expenses		1.34%
[1]	"Acquired Fund Fees and Expenses" are indirect expenses the Fund may incur from investing in an investment company (acquired fund). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the "Financial Highlights" in the Fund's statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR SHARES Artisan Mid Cap Fund Investor Shares	136	425	734	1,613

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.87% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of U.S. mid-cap growth companies. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

Security Selection

Artisan’s investment process attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.
  Franchise Characteristics. These are characteristics that Artisan believes help to protect a company’s stream of cash flow from the effects of competition. Artisan looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.
  Attractive Valuations. Through its own fundamental research, Artisan estimates the amount a private market buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.
  Accelerating Profit Cycle. The Fund tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle. Companies that Artisan believes are well positioned for long-term growth typically have predictable streams of cash flow through real growth in demand for their products or services and appear to be well positioned to take advantage of opportunities in their markets.

Capital Allocation: Garden, Crop, Harvest® Investing
The second element of the Fund’s investment process is capital allocation. Artisan divides the portfolio into three parts:
  GardenSM investing is where the investment process usually begins. Garden investments generally are smaller positions in companies that Artisan believes have a good franchise, attractive valuation and accelerating earnings, but that are at too early a stage in their profit cycle to be confident the investment will be successful.
  CropSM investments form the segment of the portfolio intended to hold the companies that are moving into the strongest part of their profit cycles. Through a detailed investment analysis, Artisan determines what it believes is necessary for a company to continue to generate positive earnings. When a company begins to perform consistently with Artisan’s expectations, Artisan generally will increase the Fund’s position in that company and move the stock from Garden investments into Crop investments.
  When a company’s profit cycle begins to decelerate, or a stock is approaching Artisan’s estimate of full valuation, Artisan generally moves the stock into HarvestSM investments, and reduces the size of the position.
The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of medium-sized companies. The Fund defines a medium-sized company as one with a market capitalization greater than the market capitalization of the smallest company in the Russell Midcap® Index and less than three times the weighted average market capitalization of companies in the Index. The Fund generally maintains a weighted average market capitalization of not more than 1.5 times the weighted average market capitalization of the companies included in the Russell Midcap® Index.

The Fund may invest in the securities of non-U.S. companies, but only if the securities are purchased or sold in the U.S. The Fund’s maximum investment in those securities, including without limitation depositary receipts, is 10% of the Fund’s net assets at market value at the time of purchase.
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year by Year Total Returns

Best Quarter	20.24%	(quarter ended 6/30/09)
Worst Quarter	-28.14%	(quarter ended 12/31/08)

Average Annual Total Returns (For Periods Ended 12/31/2011)
The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns - INVESTOR SHARES Artisan Mid Cap Fund	1-Year	5-Year	10-Year	Since Inception	Inception Date
Investor Shares	(2.08%)	5.56%	6.04%	13.11%	Jun 27, 1997
Investor Shares Return after taxes on distributions	(2.08%)	4.91%	5.47%	11.94%	Jun 27, 1997
Investor Shares Return after taxes on distributions and sale of Fund shares	(1.35%)	4.66%	5.18%	11.31%	Jun 27, 1997
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	(1.55%)	1.41%	6.99%	7.83%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	(1.65%)	2.44%	5.29%	6.00%

Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
INVESTOR SHARES | Artisan Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARTISAN MID CAP FUND Investor Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Mid Cap Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.87%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the “Financial Highlights” in the Fund’s statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental investment process to construct a diversified portfolio of U.S. mid-cap growth companies. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

Security Selection

Artisan’s investment process attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.
  Franchise Characteristics. These are characteristics that Artisan believes help to protect a company’s stream of cash flow from the effects of competition. Artisan looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.
  Attractive Valuations. Through its own fundamental research, Artisan estimates the amount a private market buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.
  Accelerating Profit Cycle. The Fund tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle. Companies that Artisan believes are well positioned for long-term growth typically have predictable streams of cash flow through real growth in demand for their products or services and appear to be well positioned to take advantage of opportunities in their markets.

Capital Allocation: Garden, Crop, Harvest® Investing
The second element of the Fund’s investment process is capital allocation. Artisan divides the portfolio into three parts:
  GardenSM investing is where the investment process usually begins. Garden investments generally are smaller positions in companies that Artisan believes have a good franchise, attractive valuation and accelerating earnings, but that are at too early a stage in their profit cycle to be confident the investment will be successful.
  CropSM investments form the segment of the portfolio intended to hold the companies that are moving into the strongest part of their profit cycles. Through a detailed investment analysis, Artisan determines what it believes is necessary for a company to continue to generate positive earnings. When a company begins to perform consistently with Artisan’s expectations, Artisan generally will increase the Fund’s position in that company and move the stock from Garden investments into Crop investments.
  When a company’s profit cycle begins to decelerate, or a stock is approaching Artisan’s estimate of full valuation, Artisan generally moves the stock into HarvestSM investments, and reduces the size of the position.
The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of medium-sized companies. The Fund defines a medium-sized company as one with a market capitalization greater than the market capitalization of the smallest company in the Russell Midcap® Index and less than three times the weighted average market capitalization of companies in the Index. The Fund generally maintains a weighted average market capitalization of not more than 1.5 times the weighted average market capitalization of the companies included in the Russell Midcap® Index.

		The Fund may invest in the securities of non-U.S. companies, but only if the securities are purchased or sold in the U.S. The Fund’s maximum investment in those securities, including without limitation depositary receipts, is 10% of the Fund’s net assets at market value at the time of purchase.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanfunds.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	20.24%	(quarter ended 6/30/09)
Worst Quarter	-28.14%	(quarter ended 12/31/08)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.
INVESTOR SHARES | Artisan Mid Cap Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
2002	rr_AnnualReturn2002	(24.16%)
2003	rr_AnnualReturn2003	31.80%
2004	rr_AnnualReturn2004	14.66%
2005	rr_AnnualReturn2005	9.11%
2006	rr_AnnualReturn2006	9.65%
2007	rr_AnnualReturn2007	21.20%
2008	rr_AnnualReturn2008	(44.13%)
2009	rr_AnnualReturn2009	50.26%
2010	rr_AnnualReturn2010	31.57%
2011	rr_AnnualReturn2011	(2.08%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.21%)
1-Year	rr_AverageAnnualReturnYear01	(2.08%)
5-Year	rr_AverageAnnualReturnYear05	5.56%
10-Year	rr_AverageAnnualReturnYear10	6.04%
Since Inception	rr_AverageAnnualReturnSinceInception	13.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 27, 1997
INVESTOR SHARES | Artisan Mid Cap Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(2.08%)
5-Year	rr_AverageAnnualReturnYear05	4.91%
10-Year	rr_AverageAnnualReturnYear10	5.47%
Since Inception	rr_AverageAnnualReturnSinceInception	11.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 27, 1997
INVESTOR SHARES | Artisan Mid Cap Fund | Return after taxes on distributions and sale of Fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(1.35%)
5-Year	rr_AverageAnnualReturnYear05	4.66%
10-Year	rr_AverageAnnualReturnYear10	5.18%
Since Inception	rr_AverageAnnualReturnSinceInception	11.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 27, 1997
INVESTOR SHARES | Artisan Mid Cap Fund | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(1.55%)
5-Year	rr_AverageAnnualReturnYear05	1.41%
10-Year	rr_AverageAnnualReturnYear10	6.99%
Since Inception	rr_AverageAnnualReturnSinceInception	7.83%
INVESTOR SHARES | Artisan Mid Cap Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(1.65%)
5-Year	rr_AverageAnnualReturnYear05	2.44%
10-Year	rr_AverageAnnualReturnYear10	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception	6.00%

[1]	"Acquired Fund Fees and Expenses" are indirect expenses the Fund may incur from investing in an investment company (acquired fund). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the "Financial Highlights" in the Fund's statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.

INVESTOR SHARES | Artisan Mid Cap Value Fund
ARTISAN MID CAP VALUE FUND Investor Shares
INVESTMENT OBJECTIVE
Artisan Mid Cap Value Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	INVESTOR SHARES Artisan Mid Cap Value Fund Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -	INVESTOR SHARES Artisan Mid Cap Value Fund Investor Shares
Management Fees	0.93%
Distribution (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.20%

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR SHARES Artisan Mid Cap Value Fund Investor Shares	122	381	660	1,455

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.85% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of stocks of medium-sized U.S. companies that Artisan believes are undervalued, in solid financial condition and have attractive business economics. Artisan believes companies with these characteristics are less likely to experience eroding values over the long term.
  Attractive Valuation. Artisan values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that Artisan believes would be reasonable. Artisan generally will purchase a security if the stock price falls below or toward the lower end of that range.
  Sound Financial Condition. Artisan favors companies with an acceptable level of debt and positive cash flow. At a minimum, Artisan tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.
  Attractive Business Economics. Artisan favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.
The Fund often finds investment opportunities in companies that have one or more of the following characteristics:
  Turnarounds. At times, the Fund invests in companies that have had poor results due to company-specific and/or industry-wide conditions that Artisan believes will not continue indefinitely.
  Companies in Transition. A company’s stock price may not reflect positive change in the business, such as new management, new products or a cyclical uptrend in an industry. Artisan tries to identify investments for the Fund ahead of broad recognition of changes that may be expected to cause the stock’s price to rise.
  Companies with Hidden Assets and Unrecognized Companies. Undervalued real estate, unrecognized business lines and other “hidden” assets may not be given enough credit by investors, providing investment opportunities for the Fund. Sometimes a company is little known to the investing public or lacks a following among investors, so it becomes undervalued.
  Earnings Shortfalls. The Fund may invest in a company, in a group or industry that is out of favor, or whose earnings have disappointed, causing its stock price to drop below Artisan’s estimate of the value of the business and creating the potential for patient investors to benefit when those earnings improve.
The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of medium-sized companies. The Fund defines a medium-sized company as one with a market capitalization greater than the market capitalization of the smallest company in the Russell Midcap® Index and less than three times the weighted average market capitalization of companies in that Index. The Fund will generally not initiate a position in a company unless it has a market capitalization between $2 billion and $15 billion.
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year by Year Total Returns

Best Quarter	20.59%	(quarter ended 6/30/09)
Worst Quarter	-22.92%	(quarter ended 12/31/08)

Average Annual Total Returns (For Periods Ended 12/31/2011)
The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns - INVESTOR SHARES Artisan Mid Cap Value Fund	1-Year	5-Year	10-Year	Since Inception	Inception Date
Investor Shares	6.42%	4.53%	10.57%	10.47%	Mar 28, 2001
Investor Shares Return after taxes on distributions	5.00%	3.62%	9.75%	9.67%	Mar 28, 2001
Investor Shares Return after taxes on distributions and sale of Fund shares	5.58%	3.64%	9.14%	9.07%	Mar 28, 2001
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	(1.55%)	1.41%	6.99%	7.10%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	(1.38%)	0.04%	7.67%	7.85%

Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
INVESTOR SHARES | Artisan Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARTISAN MID CAP VALUE FUND Investor Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Mid Cap Value Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.85% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.85%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental investment process to construct a diversified portfolio of stocks of medium-sized U.S. companies that Artisan believes are undervalued, in solid financial condition and have attractive business economics. Artisan believes companies with these characteristics are less likely to experience eroding values over the long term.
  Attractive Valuation. Artisan values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that Artisan believes would be reasonable. Artisan generally will purchase a security if the stock price falls below or toward the lower end of that range.
  Sound Financial Condition. Artisan favors companies with an acceptable level of debt and positive cash flow. At a minimum, Artisan tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.
  Attractive Business Economics. Artisan favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.
The Fund often finds investment opportunities in companies that have one or more of the following characteristics:
  Turnarounds. At times, the Fund invests in companies that have had poor results due to company-specific and/or industry-wide conditions that Artisan believes will not continue indefinitely.
  Companies in Transition. A company’s stock price may not reflect positive change in the business, such as new management, new products or a cyclical uptrend in an industry. Artisan tries to identify investments for the Fund ahead of broad recognition of changes that may be expected to cause the stock’s price to rise.
  Companies with Hidden Assets and Unrecognized Companies. Undervalued real estate, unrecognized business lines and other “hidden” assets may not be given enough credit by investors, providing investment opportunities for the Fund. Sometimes a company is little known to the investing public or lacks a following among investors, so it becomes undervalued.
  Earnings Shortfalls. The Fund may invest in a company, in a group or industry that is out of favor, or whose earnings have disappointed, causing its stock price to drop below Artisan’s estimate of the value of the business and creating the potential for patient investors to benefit when those earnings improve.
		The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of medium-sized companies. The Fund defines a medium-sized company as one with a market capitalization greater than the market capitalization of the smallest company in the Russell Midcap® Index and less than three times the weighted average market capitalization of companies in that Index. The Fund will generally not initiate a position in a company unless it has a market capitalization between $2 billion and $15 billion.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	20.59%	(quarter ended 6/30/09)
Worst Quarter	-22.92%	(quarter ended 12/31/08)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.
INVESTOR SHARES | Artisan Mid Cap Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,455
2002	rr_AnnualReturn2002	(3.87%)
2003	rr_AnnualReturn2003	36.83%
2004	rr_AnnualReturn2004	26.20%
2005	rr_AnnualReturn2005	15.46%
2006	rr_AnnualReturn2006	14.20%
2007	rr_AnnualReturn2007	1.65%
2008	rr_AnnualReturn2008	(27.56%)
2009	rr_AnnualReturn2009	39.25%
2010	rr_AnnualReturn2010	14.37%
2011	rr_AnnualReturn2011	6.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.92%)
1-Year	rr_AverageAnnualReturnYear01	6.42%
5-Year	rr_AverageAnnualReturnYear05	4.53%
10-Year	rr_AverageAnnualReturnYear10	10.57%
Since Inception	rr_AverageAnnualReturnSinceInception	10.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2001
INVESTOR SHARES | Artisan Mid Cap Value Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	5.00%
5-Year	rr_AverageAnnualReturnYear05	3.62%
10-Year	rr_AverageAnnualReturnYear10	9.75%
Since Inception	rr_AverageAnnualReturnSinceInception	9.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2001
INVESTOR SHARES | Artisan Mid Cap Value Fund | Return after taxes on distributions and sale of Fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	5.58%
5-Year	rr_AverageAnnualReturnYear05	3.64%
10-Year	rr_AverageAnnualReturnYear10	9.14%
Since Inception	rr_AverageAnnualReturnSinceInception	9.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2001
INVESTOR SHARES | Artisan Mid Cap Value Fund | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(1.55%)
5-Year	rr_AverageAnnualReturnYear05	1.41%
10-Year	rr_AverageAnnualReturnYear10	6.99%
Since Inception	rr_AverageAnnualReturnSinceInception	7.10%
INVESTOR SHARES | Artisan Mid Cap Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(1.38%)
5-Year	rr_AverageAnnualReturnYear05	0.04%
10-Year	rr_AverageAnnualReturnYear10	7.67%
Since Inception	rr_AverageAnnualReturnSinceInception	7.85%

Artisan Small Cap Fund
ARTISAN SMALL CAP FUND Investor Shares
INVESTMENT OBJECTIVE
Artisan Small Cap Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Artisan Small Cap Fund Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee	none

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Artisan Small Cap Fund Investor Shares
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses		0.29%
Acquired Fund Fees and Expenses	[1]	0.37%
Total Annual Fund Operating Expenses		1.66%
[1]	"Acquired Fund Fees and Expenses" are indirect expenses the Fund may incur from investing in an investment company (acquired fund). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the "Financial Highlights" in the Fund's statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Artisan Small Cap Fund Investor Shares	169	523	902	1,965

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80.26% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of primarily U.S. small-cap growth companies. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

Security Selection

Artisan’s investment process attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.
  Franchise Characteristics. These are characteristics that Artisan believes help to protect a company’s stream of cash flow from the effects of competition. Artisan looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.
  Attractive Valuations. Through its own fundamental research, Artisan estimates the amount a private market buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.
  Accelerating Profit Cycle. The Fund tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle. Companies that Artisan believes are well positioned for long-term growth typically have predictable streams of cash flow through real growth in demand for their products or services and appear to be well positioned to take advantage of opportunities in their markets.
Capital Allocation: Garden, Crop, Harvest® Investing

The second element of the Fund’s investment process is capital allocation. Artisan divides the portfolio into three parts:
  GardenSM investing is where the investment process usually begins. Garden investments generally are smaller positions in companies that Artisan believes have a good franchise, attractive valuation and accelerating earnings, but that are at too early a stage in their profit cycle to be confident the investment will be successful.
  CropSM investments form the segment of the portfolio intended to hold the companies that are moving into the strongest part of their profit cycles. Through a detailed investment analysis, Artisan determines what it believes is necessary for a company to continue to generate positive earnings. When a company begins to perform consistently with Artisan’s expectations, Artisan generally will increase the Fund’s position in that company and move the stock from Garden investments into Crop investments.
  When a company’s profit cycle begins to decelerate, or a stock is approaching Artisan’s estimate of full valuation, Artisan generally moves the stock into HarvestSM investments, and reduces the size of the position.
The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of small companies. The Fund defines a small company as one with a market capitalization less than three times the weighted average market capitalization of companies in the Russell 2000® Index. The Fund will not initiate a position in a company unless it has a market capitalization below $2.5 billion.

The Fund may invest in the securities of non-U.S. companies, but only if the securities are purchased or sold in the U.S. The Fund’s maximum investment in those securities, including without limitation depositary receipts, is 10% of the Fund’s net assets at market value at the time of purchase.
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Small Company Risks. Stocks of small companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small companies, as an asset class, have underperformed the stocks of larger companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year by Year Total Returns

Best Quarter	26.91%	(quarter ended 6/30/09)
Worst Quarter	-27.74%	(quarter ended 12/31/08)

Average Annual Total Returns (For Periods Ended 12/31/2011)
The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns Artisan Small Cap Fund	1-Year	5-Years	10-Years	Since Inception	Inception Date
Investor Shares	6.99%	1.49%	4.41%	7.19%	Mar 28, 1995
Return after taxes on distributions Investor Shares	6.99%	1.06%	3.99%	6.16%	Mar 28, 1995
Return after taxes on distributions and sale of Fund shares Investor Shares	4.54%	1.14%	3.69%	5.83%	Mar 28, 1995
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%	7.87%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	2.09%	4.48%	5.51%

Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Artisan Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARTISAN SMALL CAP FUND Investor Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Small Cap Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80.26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.26%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the “Financial Highlights” in the Fund’s statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental investment process to construct a diversified portfolio of primarily U.S. small-cap growth companies. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

Security Selection

Artisan’s investment process attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.
  Franchise Characteristics. These are characteristics that Artisan believes help to protect a company’s stream of cash flow from the effects of competition. Artisan looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.
  Attractive Valuations. Through its own fundamental research, Artisan estimates the amount a private market buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.
  Accelerating Profit Cycle. The Fund tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle. Companies that Artisan believes are well positioned for long-term growth typically have predictable streams of cash flow through real growth in demand for their products or services and appear to be well positioned to take advantage of opportunities in their markets.
Capital Allocation: Garden, Crop, Harvest® Investing

The second element of the Fund’s investment process is capital allocation. Artisan divides the portfolio into three parts:
  GardenSM investing is where the investment process usually begins. Garden investments generally are smaller positions in companies that Artisan believes have a good franchise, attractive valuation and accelerating earnings, but that are at too early a stage in their profit cycle to be confident the investment will be successful.
  CropSM investments form the segment of the portfolio intended to hold the companies that are moving into the strongest part of their profit cycles. Through a detailed investment analysis, Artisan determines what it believes is necessary for a company to continue to generate positive earnings. When a company begins to perform consistently with Artisan’s expectations, Artisan generally will increase the Fund’s position in that company and move the stock from Garden investments into Crop investments.
  When a company’s profit cycle begins to decelerate, or a stock is approaching Artisan’s estimate of full valuation, Artisan generally moves the stock into HarvestSM investments, and reduces the size of the position.
The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of small companies. The Fund defines a small company as one with a market capitalization less than three times the weighted average market capitalization of companies in the Russell 2000® Index. The Fund will not initiate a position in a company unless it has a market capitalization below $2.5 billion.

		The Fund may invest in the securities of non-U.S. companies, but only if the securities are purchased or sold in the U.S. The Fund’s maximum investment in those securities, including without limitation depositary receipts, is 10% of the Fund’s net assets at market value at the time of purchase.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Small Company Risks. Stocks of small companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small companies, as an asset class, have underperformed the stocks of larger companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

		Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	26.91%	(quarter ended 6/30/09)
Worst Quarter	-27.74%	(quarter ended 12/31/08)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.
Artisan Small Cap Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%
1 Year	rr_ExpenseExampleYear01	169
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	902
10 Years	rr_ExpenseExampleYear10	1,965
2002	rr_AnnualReturn2002	(28.67%)
2003	rr_AnnualReturn2003	43.52%
2004	rr_AnnualReturn2004	22.10%
2005	rr_AnnualReturn2005	6.97%
2006	rr_AnnualReturn2006	6.92%
2007	rr_AnnualReturn2007	3.31%
2008	rr_AnnualReturn2008	(43.93%)
2009	rr_AnnualReturn2009	44.14%
2010	rr_AnnualReturn2010	20.51%
2011	rr_AnnualReturn2011	6.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.74%)
1-Year	rr_AverageAnnualReturnYear01	6.99%
5-Year	rr_AverageAnnualReturnYear05	1.49%
10-Year	rr_AverageAnnualReturnYear10	4.41%
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 1995
Artisan Small Cap Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	6.99%
5-Year	rr_AverageAnnualReturnYear05	1.06%
10-Year	rr_AverageAnnualReturnYear10	3.99%
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 1995
Artisan Small Cap Fund | Return after taxes on distributions and sale of Fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	4.54%
5-Year	rr_AverageAnnualReturnYear05	1.14%
10-Year	rr_AverageAnnualReturnYear10	3.69%
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 1995
Artisan Small Cap Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(4.18%)
5-Year	rr_AverageAnnualReturnYear05	0.15%
10-Year	rr_AverageAnnualReturnYear10	5.62%
Since Inception	rr_AverageAnnualReturnSinceInception	7.87%
Artisan Small Cap Fund | Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(2.91%)
5-Year	rr_AverageAnnualReturnYear05	2.09%
10-Year	rr_AverageAnnualReturnYear10	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%

[1]	"Acquired Fund Fees and Expenses" are indirect expenses the Fund may incur from investing in an investment company (acquired fund). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the "Financial Highlights" in the Fund's statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.

INVESTOR SHARES | Artisan Small Cap Value Fund
ARTISAN SMALL CAP VALUE FUND Investor Shares
INVESTMENT OBJECTIVE
Artisan Small Cap Value Fund seeks long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	INVESTOR SHARES Artisan Small Cap Value Fund Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -	INVESTOR SHARES Artisan Small Cap Value Fund Investor Shares
Management Fees	0.94%
Distribution (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.20%

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR SHARES Artisan Small Cap Value Fund Investor Shares	122	381	660	1,455

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.45% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of small-cap U.S. companies that Artisan believes are undervalued, in solid financial condition and have attractive business economics. Artisan believes companies with these characteristics are less likely to experience eroding values over the long term.
  Attractive Valuation. Artisan values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that Artisan believes would be reasonable. Artisan generally will purchase a security if the stock price falls below or toward the lower end of that range.
  Sound Financial Condition. Artisan favors companies with an acceptable level of debt and positive cash flow. At a minimum, Artisan tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.
  Attractive Business Economics. Artisan favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.
The Fund often finds investment opportunities in companies that have one or more of the following characteristics:
  Turnarounds. At times, the Fund invests in companies that have had poor results due to company-specific and/or industry-wide conditions that Artisan believes will not continue indefinitely.
  Companies in Transition. A company’s stock price may not reflect positive change in the business, such as new management, new products or a cyclical uptrend in an industry. Artisan tries to identify investments for the Fund ahead of broad recognition of changes that may be expected to cause the stock’s price to rise.
  Companies with Hidden Assets and Unrecognized Companies. Undervalued real estate, unrecognized business lines and other “hidden” assets may not be given enough credit by investors, providing investment opportunities for the Fund. Sometimes a company is little known to the investing public and lacks a following among investors, so it becomes undervalued.
  Earnings Shortfalls. The Fund may invest in a company, in a group or industry that is out of favor, or whose earnings have disappointed, causing its stock price to drop below Artisan’s estimate of the value of the business and creating the potential for patient investors to benefit when those earnings improve.
The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of small companies. The Fund defines a small company as one with a market capitalization less than three times the weighted average market capitalization of companies in the Russell 2000® Index. The Fund will not initiate a position in a company unless it has a market capitalization below $2 billion.
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Small Company Risks. Stocks of small companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small companies, as an asset class, have underperformed the stocks of larger companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year by Year Total Returns

Best Quarter	22.16%	(quarter ended 9/30/09)
Worst Quarter	-24.21%	(quarter ended 12/31/08)

Average Annual Total Returns (For Periods Ended 12/31/2011)
The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns - INVESTOR SHARES Artisan Small Cap Value Fund	1-Year	5-Years	10-Years	Since Inception	Inception Date
Investor Shares	(3.17%)	2.74%	9.43%	9.90%	Sep 29, 1997
Investor Shares Return after taxes on distributions	(4.53%)	1.58%	7.96%	8.29%	Sep 29, 1997
Investor Shares Return after taxes on distributions and sale of Fund shares	(0.59%)	2.00%	7.83%	8.09%	Sep 29, 1997
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	5.62%	4.88%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	(5.50%)	(1.87%)	6.40%	6.50%

Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
INVESTOR SHARES | Artisan Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARTISAN SMALL CAP VALUE FUND Investor Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Small Cap Value Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.45%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental investment process to construct a diversified portfolio of small-cap U.S. companies that Artisan believes are undervalued, in solid financial condition and have attractive business economics. Artisan believes companies with these characteristics are less likely to experience eroding values over the long term.
  Attractive Valuation. Artisan values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that Artisan believes would be reasonable. Artisan generally will purchase a security if the stock price falls below or toward the lower end of that range.
  Sound Financial Condition. Artisan favors companies with an acceptable level of debt and positive cash flow. At a minimum, Artisan tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.
  Attractive Business Economics. Artisan favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.
The Fund often finds investment opportunities in companies that have one or more of the following characteristics:
  Turnarounds. At times, the Fund invests in companies that have had poor results due to company-specific and/or industry-wide conditions that Artisan believes will not continue indefinitely.
  Companies in Transition. A company’s stock price may not reflect positive change in the business, such as new management, new products or a cyclical uptrend in an industry. Artisan tries to identify investments for the Fund ahead of broad recognition of changes that may be expected to cause the stock’s price to rise.
  Companies with Hidden Assets and Unrecognized Companies. Undervalued real estate, unrecognized business lines and other “hidden” assets may not be given enough credit by investors, providing investment opportunities for the Fund. Sometimes a company is little known to the investing public and lacks a following among investors, so it becomes undervalued.
  Earnings Shortfalls. The Fund may invest in a company, in a group or industry that is out of favor, or whose earnings have disappointed, causing its stock price to drop below Artisan’s estimate of the value of the business and creating the potential for patient investors to benefit when those earnings improve.
		The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of small companies. The Fund defines a small company as one with a market capitalization less than three times the weighted average market capitalization of companies in the Russell 2000® Index. The Fund will not initiate a position in a company unless it has a market capitalization below $2 billion.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Small Company Risks. Stocks of small companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small companies, as an asset class, have underperformed the stocks of larger companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

		Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanfunds.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	22.16%	(quarter ended 9/30/09)
Worst Quarter	-24.21%	(quarter ended 12/31/08)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.
INVESTOR SHARES | Artisan Small Cap Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	381
5 Years	rr_ExpenseExampleYear05	660
10 Years	rr_ExpenseExampleYear10	1,455
2002	rr_AnnualReturn2002	(4.44%)
2003	rr_AnnualReturn2003	40.54%
2004	rr_AnnualReturn2004	21.15%
2005	rr_AnnualReturn2005	11.06%
2006	rr_AnnualReturn2006	19.11%
2007	rr_AnnualReturn2007	(5.98%)
2008	rr_AnnualReturn2008	(23.83%)
2009	rr_AnnualReturn2009	40.24%
2010	rr_AnnualReturn2010	17.69%
2011	rr_AnnualReturn2011	(3.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.21%)
1-Year	rr_AverageAnnualReturnYear01	(3.17%)
5-Years	rr_AverageAnnualReturnYear05	2.74%
10-Years	rr_AverageAnnualReturnYear10	9.43%
Since Inception	rr_AverageAnnualReturnSinceInception	9.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 1997
INVESTOR SHARES | Artisan Small Cap Value Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(4.53%)
5-Years	rr_AverageAnnualReturnYear05	1.58%
10-Years	rr_AverageAnnualReturnYear10	7.96%
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 1997
INVESTOR SHARES | Artisan Small Cap Value Fund | Return after taxes on distributions and sale of Fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(0.59%)
5-Years	rr_AverageAnnualReturnYear05	2.00%
10-Years	rr_AverageAnnualReturnYear10	7.83%
Since Inception	rr_AverageAnnualReturnSinceInception	8.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 1997
INVESTOR SHARES | Artisan Small Cap Value Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(4.18%)
5-Years	rr_AverageAnnualReturnYear05	0.15%
10-Years	rr_AverageAnnualReturnYear10	5.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%
INVESTOR SHARES | Artisan Small Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(5.50%)
5-Years	rr_AverageAnnualReturnYear05	(1.87%)
10-Years	rr_AverageAnnualReturnYear10	6.40%
Since Inception	rr_AverageAnnualReturnSinceInception	6.50%

INVESTOR SHARES | Artisan Value Fund
ARTISAN VALUE FUND Investor Shares
INVESTMENT OBJECTIVE
Artisan Value Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	INVESTOR SHARES Artisan Value Fund Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -	INVESTOR SHARES Artisan Value Fund Investor Shares
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.10%

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
INVESTOR SHARES Artisan Value Fund Investor Shares	112	350	606	1,340

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.36% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of equity securities across a broad capitalization range that Artisan believes are undervalued, in solid financial condition and have attractive business economics. Artisan believes companies with these characteristics are less likely to experience eroding values over the long term.
  Attractive Valuation. Artisan values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that Artisan believes would be reasonable. Artisan generally will purchase a security if the stock price falls below or toward the lower end of that range.
  Sound Financial Condition. Artisan favors companies with an acceptable level of debt and positive cash flow. At a minimum, Artisan tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.
  Attractive Business Economics. Artisan favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.
The Fund often finds investment opportunities in companies that have one or more of the following characteristics:
  Turnarounds. At times, the Fund invests in companies that have had poor results due to company-specific and/or industry-wide conditions that Artisan believes will not continue indefinitely.
  Companies in Transition. A company’s stock price may not reflect positive change in the business, such as new management, new products or a cyclical uptrend in an industry. Artisan tries to identify investments for the Fund ahead of broad recognition of changes that may be expected to cause the stock’s price to rise.
  Earnings Shortfalls. The Fund may invest in a company, in a group or industry that is out of favor, or whose earnings have disappointed, causing its stock price to drop below Artisan’s estimate of the value of the business and creating the potential for patient investors to benefit when those earnings improve.
The Fund may invest up to 25% of its net assets at market value at the time of purchase in common stocks and other equity securities of non-U.S. companies (including depositary receipts) and securities trading on non-U.S. exchanges. The Fund’s investments in non-U.S. securities may include investments in developed markets, as well as emerging and less developed markets.

The Fund invests in common stocks and other equity securities of companies across a broad capitalization range. The Fund will invest in U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, although the Fund may invest in a U.S. company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-U.S. companies in which the Fund may invest.
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
    Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year by Year Total Returns

Best Quarter	22.76%	(quarter ended 6/30/09)
Worst Quarter	-24.29%	(quarter ended 12/31/08)

Average Annual Total Returns (For Periods Ended 12/31/2011)
The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns - INVESTOR SHARES Artisan Value Fund	1-Year	5-Year	Since Inception	Inception Date
Investor Shares	5.49%	0.35%	2.42%	Mar 27, 2006
Investor Shares Return after taxes on distributions	5.33%	(0.25%)	1.85%	Mar 27, 2006
Investor Shares Return after taxes on distributions and sale of Fund shares	3.71%	0.06%	1.84%	Mar 27, 2006
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	1.68%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	0.07%

Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
INVESTOR SHARES | Artisan Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARTISAN VALUE FUND Investor Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Value Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.36%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental investment process to construct a diversified portfolio of equity securities across a broad capitalization range that Artisan believes are undervalued, in solid financial condition and have attractive business economics. Artisan believes companies with these characteristics are less likely to experience eroding values over the long term.
  Attractive Valuation. Artisan values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that Artisan believes would be reasonable. Artisan generally will purchase a security if the stock price falls below or toward the lower end of that range.
  Sound Financial Condition. Artisan favors companies with an acceptable level of debt and positive cash flow. At a minimum, Artisan tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.
  Attractive Business Economics. Artisan favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.
The Fund often finds investment opportunities in companies that have one or more of the following characteristics:
  Turnarounds. At times, the Fund invests in companies that have had poor results due to company-specific and/or industry-wide conditions that Artisan believes will not continue indefinitely.
  Companies in Transition. A company’s stock price may not reflect positive change in the business, such as new management, new products or a cyclical uptrend in an industry. Artisan tries to identify investments for the Fund ahead of broad recognition of changes that may be expected to cause the stock’s price to rise.
  Earnings Shortfalls. The Fund may invest in a company, in a group or industry that is out of favor, or whose earnings have disappointed, causing its stock price to drop below Artisan’s estimate of the value of the business and creating the potential for patient investors to benefit when those earnings improve.
The Fund may invest up to 25% of its net assets at market value at the time of purchase in common stocks and other equity securities of non-U.S. companies (including depositary receipts) and securities trading on non-U.S. exchanges. The Fund’s investments in non-U.S. securities may include investments in developed markets, as well as emerging and less developed markets.

		The Fund invests in common stocks and other equity securities of companies across a broad capitalization range. The Fund will invest in U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, although the Fund may invest in a U.S. company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-U.S. companies in which the Fund may invest.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
    Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

		Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.344.1770
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.artisanfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	22.76%	(quarter ended 6/30/09)
Worst Quarter	-24.29%	(quarter ended 12/31/08)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.344.1770 or visiting www.artisanfunds.com.
INVESTOR SHARES | Artisan Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	350
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,340
2007	rr_AnnualReturn2007	2.26%
2008	rr_AnnualReturn2008	(37.48%)
2009	rr_AnnualReturn2009	35.51%
2010	rr_AnnualReturn2010	11.32%
2011	rr_AnnualReturn2011	5.49%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.29%)
1-Year	rr_AverageAnnualReturnYear01	5.49%
5-Year	rr_AverageAnnualReturnYear05	0.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2006
INVESTOR SHARES | Artisan Value Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	5.33%
5-Year	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2006
INVESTOR SHARES | Artisan Value Fund | Return after taxes on distributions and sale of Fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	3.71%
5-Year	rr_AverageAnnualReturnYear05	0.06%
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2006
INVESTOR SHARES | Artisan Value Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	1.50%
5-Year	rr_AverageAnnualReturnYear05	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.68%
INVESTOR SHARES | Artisan Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	0.39%
5-Year	rr_AverageAnnualReturnYear05	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%

Artisan Emerging Markets Fund
Artisan Emerging Markets Fund Institutional Shares
INVESTMENT OBJECTIVE
Artisan Emerging Markets Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Artisan Emerging Markets Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Artisan Emerging Markets Fund Institutional Shares
Management Fees		1.05%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Total Annual Fund Operating Expenses		1.19%
Fee Waiver and Expense Reimbursement	[1]	none
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.19%
[1]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners"), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2013, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Artisan Emerging Markets Fund Institutional Shares	121	378	654	1,443

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.86% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental research process to construct a diversified portfolio of emerging market companies. The Fund’s investment process focuses on identifying companies that are priced at a discount relative to Artisan’s estimate of their sustainable earnings.
  Sustainable Earnings. Artisan believes that over the long-term a stock’s price is directly related to the company’s ability to deliver sustainable earnings. Artisan determines a company’s sustainable earnings based upon financial and strategic analyses. Artisan’s financial analysis of a company’s balance sheet, income statement, and statement of cash flows focuses on identifying historical drivers of return on equity. Artisan’s strategic analysis examines a company’s competitive advantages and financial strength to assess sustainability.
  Valuation. Artisan believes that investment opportunities develop when businesses with sustainable earnings are under-valued relative to peers and historical industry, country and regional valuations. Artisan values a business and develops a price target based on Artisan’s assessment of the business’s sustainable earnings and cash flow expectations and Artisan’s risk analysis.
  Risk Analysis. Artisan believes that a disciplined risk framework allows greater focus on fundamental stock selection. Artisan incorporates its assessment of company-specific and macroeconomic risks into its valuation analysis to develop a risk-adjusted target price. Artisan’s risk-rating assessment includes a review of the currency, interest rate, monetary and fiscal policy and political risks to which a company is exposed.
Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in equity securities of issuers domiciled, headquartered, or whose primary business activities or principal trading markets are in emerging and less developed markets. The Fund invests in common stocks and other equity securities of companies across a broad market capitalization range. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus but may be called different names by issuers).
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.

  The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. High levels of national debt tend to make such markets also heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

  Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Small and Medium-Sized Company Risks. Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year by Year Total Returns

Best Quarter	38.34%	(quarter ended 6/30/09)
Worst Quarter	-30.65%	(quarter ended 12/31/08)

Average Annual Total Returns (For Periods Ended 12/31/2011)
The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one and five-year periods ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns Artisan Emerging Markets Fund	1-Year	5-Years	Since Inception	Inception Date
Institutional Shares	(28.13%)	(0.68%)	4.33%	Jun 26, 2006
Institutional Shares Return after taxes on distributions	(28.26%)	(0.95%)	3.90%	Jun 26, 2006
Institutional Shares Return after taxes on distributions and sale of Fund shares	(18.12%)	(0.64%)	3.57%	Jun 26, 2006
MSCI Emerging Markets IndexSM (reflects no deduction for fees, expenses or taxes)	(18.42%)	2.40%	7.42%

Updated Fund performance information may be obtained by calling 800.399.1770.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
Artisan Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artisan Emerging Markets Fund Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Emerging Markets Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.86%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental research process to construct a diversified portfolio of emerging market companies. The Fund’s investment process focuses on identifying companies that are priced at a discount relative to Artisan’s estimate of their sustainable earnings.
  Sustainable Earnings. Artisan believes that over the long-term a stock’s price is directly related to the company’s ability to deliver sustainable earnings. Artisan determines a company’s sustainable earnings based upon financial and strategic analyses. Artisan’s financial analysis of a company’s balance sheet, income statement, and statement of cash flows focuses on identifying historical drivers of return on equity. Artisan’s strategic analysis examines a company’s competitive advantages and financial strength to assess sustainability.
  Valuation. Artisan believes that investment opportunities develop when businesses with sustainable earnings are under-valued relative to peers and historical industry, country and regional valuations. Artisan values a business and develops a price target based on Artisan’s assessment of the business’s sustainable earnings and cash flow expectations and Artisan’s risk analysis.
  Risk Analysis. Artisan believes that a disciplined risk framework allows greater focus on fundamental stock selection. Artisan incorporates its assessment of company-specific and macroeconomic risks into its valuation analysis to develop a risk-adjusted target price. Artisan’s risk-rating assessment includes a review of the currency, interest rate, monetary and fiscal policy and political risks to which a company is exposed.
		Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in equity securities of issuers domiciled, headquartered, or whose primary business activities or principal trading markets are in emerging and less developed markets. The Fund invests in common stocks and other equity securities of companies across a broad market capitalization range. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus but may be called different names by issuers).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.

  The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. High levels of national debt tend to make such markets also heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

  Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Small and Medium-Sized Company Risks. Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

		Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.399.1770
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	38.34%	(quarter ended 6/30/09)
Worst Quarter	-30.65%	(quarter ended 12/31/08)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return after taxes on distributions and sale of Fund shares” for the one and five-year periods ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one and five-year periods ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.399.1770.
Artisan Emerging Markets Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none [1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	1,443
2007	rr_AnnualReturn2007	35.25%
2008	rr_AnnualReturn2008	(54.13%)
2009	rr_AnnualReturn2009	83.10%
2010	rr_AnnualReturn2010	18.42%
2011	rr_AnnualReturn2011	(28.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	38.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.65%)
1-Year	rr_AverageAnnualReturnYear01	(28.13%)
5-Year	rr_AverageAnnualReturnYear05	(0.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
Artisan Emerging Markets Fund | Return after taxes on distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(28.26%)
5-Year	rr_AverageAnnualReturnYear05	(0.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
Artisan Emerging Markets Fund | Return after taxes on distributions and sale of Fund shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(18.12%)
5-Year	rr_AverageAnnualReturnYear05	(0.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 26, 2006
Artisan Emerging Markets Fund | MSCI Emerging Markets IndexSM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(18.42%)
5-Year	rr_AverageAnnualReturnYear05	2.40%
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%

[1]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners"), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2013, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

Institutional Shares | Artisan Global Opportunities Fund
Artisan Global Opportunities Fund (Formerly Artisan Growth Opportunities Fund) Institutional Shares
INVESTMENT OBJECTIVE
Artisan Global Opportunities Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	Institutional Shares Artisan Global Opportunities Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Institutional Shares Artisan Global Opportunities Fund
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses		1.32%
Total Annual Fund Operating Expenses		2.22%
Fee Waiver and Expense Reimbursement	[1]	(0.72%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.50%
[1]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners"), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2013, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement through February 1, 2013 and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares Artisan Global Opportunities Fund	184	655	1,152	2,523

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.18% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of U.S. and non-U.S. growth companies across a broad capitalization range. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

Security Selection

Artisan’s investment process attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.
  Franchise Characteristics. These are characteristics that Artisan believes help to protect a company’s stream of cash flow from the effects of competition. Artisan looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.
  Attractive Valuations. Through its own fundamental research, Artisan estimates the amount a private market buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.
  Accelerating Profit Cycle. The Fund tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle. Companies that Artisan believes are well positioned for long-term growth typically have predictable streams of cash flow through real growth in demand for their products or services and appear to be well positioned to take advantage of opportunities in their markets.
Capital Allocation: Garden, Crop, Harvest® Investing

The second element of the Fund’s investment process is capital allocation. Artisan divides the portfolio into three parts:
  GardenSM investing is where the investment process usually begins. Garden investments generally are smaller positions in companies that Artisan believes have a good franchise, attractive valuation and accelerating earnings, but that are at too early a stage in their profit cycle to be confident the investment will be successful.
  CropSM investments form the segment of the portfolio intended to hold the companies that are moving into the strongest part of their profit cycles. Through a detailed investment analysis, Artisan determines what it believes is necessary for a company to continue to generate positive earnings. When a company begins to perform consistently with Artisan’s expectations, Artisan generally will increase the Fund’s position in that company and move the stock from Garden investments into Crop investments.
  When a company’s profit cycle begins to decelerate, or a stock is approaching Artisan’s estimate of full valuation, Artisan generally moves the stock into HarvestSM investments, and reduces the size of the position.
The Fund primarily invests in common stocks and other equity securities of U.S. and non-U.S. companies, including depositary receipts. The Fund’s investments in non-U.S. securities may include investments in developed markets, as well as emerging and less developed markets.

The Fund invests in U.S. companies with market capitalizations of at least $3 billion at the time of initial purchase, although the Fund may invest in a U.S. company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-U.S. companies in which the Fund may invest. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year by Year Total Returns (Investor Shares)

[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Best Quarter	19.34%	(quarter ended 6/30/09)
Worst Quarter	-29.83%	(quarter ended 12/31/08)
Total return for the period 1/1/12 through 6/30/12 for the Fund’s Investor Shares was 15.07%.
Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2011)
The following table shows the Fund’s Investor Shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns - Institutional Shares Artisan Global Opportunities Fund		1-Year	Since Inception	Inception Date
Investor Shares	[1]	(6.56%)	4.60%	Sep 22, 2008
Investor Shares Return after taxes on distributions	[1]	(6.70%)	4.48%	Sep 22, 2008
Investor Shares Return after taxes on distributions and sale of Fund shares	[1]	(4.08%)	3.92%	Sep 22, 2008
MSCI ACWI (All Country World Index) IndexSM (reflects no deduction for fees, expenses or taxes)	[1]	(7.35%)	0.59%
[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Updated Fund performance information for Institutional Shares may be obtained by calling 800.399.1770.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
Institutional Shares | Artisan Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artisan Global Opportunities Fund (Formerly Artisan Growth Opportunities Fund) Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Global Opportunities Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.18%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement through February 1, 2013 and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental investment process to construct a diversified portfolio of U.S. and non-U.S. growth companies across a broad capitalization range. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

Security Selection

Artisan’s investment process attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.
  Franchise Characteristics. These are characteristics that Artisan believes help to protect a company’s stream of cash flow from the effects of competition. Artisan looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.
  Attractive Valuations. Through its own fundamental research, Artisan estimates the amount a private market buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.
  Accelerating Profit Cycle. The Fund tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle. Companies that Artisan believes are well positioned for long-term growth typically have predictable streams of cash flow through real growth in demand for their products or services and appear to be well positioned to take advantage of opportunities in their markets.
Capital Allocation: Garden, Crop, Harvest® Investing

The second element of the Fund’s investment process is capital allocation. Artisan divides the portfolio into three parts:
  GardenSM investing is where the investment process usually begins. Garden investments generally are smaller positions in companies that Artisan believes have a good franchise, attractive valuation and accelerating earnings, but that are at too early a stage in their profit cycle to be confident the investment will be successful.
  CropSM investments form the segment of the portfolio intended to hold the companies that are moving into the strongest part of their profit cycles. Through a detailed investment analysis, Artisan determines what it believes is necessary for a company to continue to generate positive earnings. When a company begins to perform consistently with Artisan’s expectations, Artisan generally will increase the Fund’s position in that company and move the stock from Garden investments into Crop investments.
  When a company’s profit cycle begins to decelerate, or a stock is approaching Artisan’s estimate of full valuation, Artisan generally moves the stock into HarvestSM investments, and reduces the size of the position.
The Fund primarily invests in common stocks and other equity securities of U.S. and non-U.S. companies, including depositary receipts. The Fund’s investments in non-U.S. securities may include investments in developed markets, as well as emerging and less developed markets.

		The Fund invests in U.S. companies with market capitalizations of at least $3 billion at the time of initial purchase, although the Fund may invest in a U.S. company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-U.S. companies in which the Fund may invest. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

		Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.399.1770
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns (Investor Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	19.34%	(quarter ended 6/30/09)
Worst Quarter	-29.83%	(quarter ended 12/31/08)
		Total return for the period 1/1/12 through 6/30/12 for the Fund’s Investor Shares was 15.07%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because the Fund’s Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund’s Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s Investor Shares average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information for Institutional Shares may be obtained by calling 800.399.1770.
Institutional Shares | Artisan Global Opportunities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	184
3 Years	rr_ExpenseExampleYear03	655
5 Years	rr_ExpenseExampleYear05	1,152
10 Years	rr_ExpenseExampleYear10	2,523
Institutional Shares | Artisan Global Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
2009	rr_AnnualReturn2009	47.86%	[2]
2010	rr_AnnualReturn2010	28.23%	[2]
2011	rr_AnnualReturn2011	(6.56%)	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.83%)
1-Year	rr_AverageAnnualReturnYear01	(6.56%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008	[3]
Institutional Shares | Return after taxes on distributions | Artisan Global Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(6.70%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008	[3]
Institutional Shares | Return after taxes on distributions and sale of Fund shares | Artisan Global Opportunities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(4.08%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.92%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 22, 2008	[3]
Institutional Shares | MSCI ACWI (All Country World Index) IndexSM (reflects no deduction for fees, expenses or taxes) | Artisan Global Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(7.35%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%	[3]

[1]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners"), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2013, at which time Artisan Partners will determine whether to renew, revise or discontinue it.
[2]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.
[3]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

INSTITUTIONAL SHARES | Artisan Global Value Fund
ARTISAN GLOBAL VALUE FUND Institutional Shares
INVESTMENT OBJECTIVE
Artisan Global Value Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	INSTITUTIONAL SHARES Artisan Global Value Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		INSTITUTIONAL SHARES Artisan Global Value Fund Institutional Shares
Management Fees	[1]	1.00%
Distribution (12b-1) Fees		none
Other Expenses	[2]	0.38%
Acquired Fund Fees and Expenses	[3]	0.05%
Total Annual Fund Operating Expenses	[4]	1.43%
[1]	"Management Fees" shown are for the Fund's Investor Shares for the fiscal year ended September 30, 2011.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	"Acquired Fund Fees and Expenses" shown are for the fiscal year ended September 30, 2011 and are indirect expenses the Fund may incur from investing in an investment company (acquired fund).
[4]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners"), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2013, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES Artisan Global Value Fund Institutional Shares	146	452	782	1,713

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.32% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of securities of undervalued U.S. and non-U.S. companies. The Fund’s investment process focuses on identifying what Artisan considers to be high quality, undervalued businesses that offer the potential for superior risk/reward outcomes.

Artisan’s in-depth research process focuses on four key investment characteristics:
  Undervaluation. Determining the intrinsic value of the business is the heart of Artisan’s research process. Artisan believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. Artisan seeks to invest at a significant discount to Artisan’s estimate of the intrinsic value of a business.
  Business Quality. Artisan seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.
  Financial Strength. Artisan believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.
  Shareholder-oriented Management. Artisan’s research process attempts to identify management teams with a history of building value for shareholders.
Companies that make it through this analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the stock to Artisan’s estimate of the company’s intrinsic value. Artisan assembles the portfolio by taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for appropriate diversification and risk management). Weightings of securities are re-adjusted periodically and are subject to investment related considerations, including diversification and liquidity.

The focus of the investment process is on individual companies, not on selection of countries or regions. Under normal market conditions, the Fund primarily invests in common stocks and other equity securities, both within and outside the U.S. The Fund may also invest in emerging and less developed markets. From time to time, Artisan may conclude that a security other than an equity presents a more attractive risk/reward profile. So, the Fund may invest to a limited extent in debt securities (including lower-rated securities) and convertible debt securities of U.S. or non-U.S. issuers that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).

The Fund invests in U.S. and non-U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, although the Fund may invest in a company with a lower market capitalization if it already holds a position in that company.
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Debt Securities Risks. Debt securities in which the Fund invests may be unrated or lower-rated including those with the lowest investment grade rating (often called “junk bonds”), and may have a risk profile closer to that of an equity security. On balance, debt securities that are below investment grade or unrated generally are considered predominately speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of default and bankruptcy. They are likely to be less marketable and more adversely affected by economic downturns than high-quality debt securities.

  The Fund may invest in debt securities without considering the maturity of the instrument. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably.
  Convertible Securities Risks. Investing in convertible securities subjects the Fund to the risks associated with an investment in the underlying equity security. Convertible securities are frequently issued with a call feature that allows the issuer to choose when to redeem the security, which could result in the Fund being forced to redeem, convert, or sell the convertible security under circumstances unfavorable to the Fund. In addition, if the value of the equity security underlying the convertible security declines enough, the convertible security is more likely to be valued as a debt security.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year by Year Total Returns (Investor Shares)

[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Best Quarter	22.60%	(quarter ended 6/30/09)
Worst Quarter	-18.12%	(quarter ended 12/31/08)
Total return for the period 1/1/12 through 6/30/12 for the Fund’s Investor Shares was 6.11%.
Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2011)
The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns - INSTITUTIONAL SHARES Artisan Global Value Fund		1-Year		Since Inception		Inception Date
Institutional Shares		1.50%	[1]	1.71%	[1]	Dec 10, 2007
Institutional Shares Return after taxes on distributions		1.24%	[1]	1.46%	[1]	Dec 10, 2007
Institutional Shares Return after taxes on distributions and sale of Fund shares		1.29%	[1]	1.39%	[1]	Dec 10, 2007
MSCI ACWI (All Country World Index) IndexSM (reflects no deduction for fees, expenses or taxes)	[1]	(7.35%)		(5.71%)
[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Updated Fund performance information for Institutional Shares may be obtained by calling 800.399.1770

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
INSTITUTIONAL SHARES | Artisan Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARTISAN GLOBAL VALUE FUND Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Global Value Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32.32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.32%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental investment process to construct a diversified portfolio of securities of undervalued U.S. and non-U.S. companies. The Fund’s investment process focuses on identifying what Artisan considers to be high quality, undervalued businesses that offer the potential for superior risk/reward outcomes.

Artisan’s in-depth research process focuses on four key investment characteristics:
  Undervaluation. Determining the intrinsic value of the business is the heart of Artisan’s research process. Artisan believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. Artisan seeks to invest at a significant discount to Artisan’s estimate of the intrinsic value of a business.
  Business Quality. Artisan seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.
  Financial Strength. Artisan believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.
  Shareholder-oriented Management. Artisan’s research process attempts to identify management teams with a history of building value for shareholders.
Companies that make it through this analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the stock to Artisan’s estimate of the company’s intrinsic value. Artisan assembles the portfolio by taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for appropriate diversification and risk management). Weightings of securities are re-adjusted periodically and are subject to investment related considerations, including diversification and liquidity.

The focus of the investment process is on individual companies, not on selection of countries or regions. Under normal market conditions, the Fund primarily invests in common stocks and other equity securities, both within and outside the U.S. The Fund may also invest in emerging and less developed markets. From time to time, Artisan may conclude that a security other than an equity presents a more attractive risk/reward profile. So, the Fund may invest to a limited extent in debt securities (including lower-rated securities) and convertible debt securities of U.S. or non-U.S. issuers that meet the Fund’s investment criteria. The Fund may invest in debt securities of any maturity. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).

The Fund invests in U.S. and non-U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, although the Fund may invest in a company with a lower market capitalization if it already holds a position in that company.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Debt Securities Risks. Debt securities in which the Fund invests may be unrated or lower-rated including those with the lowest investment grade rating (often called “junk bonds”), and may have a risk profile closer to that of an equity security. On balance, debt securities that are below investment grade or unrated generally are considered predominately speculative with respect to the issuer’s capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of default and bankruptcy. They are likely to be less marketable and more adversely affected by economic downturns than high-quality debt securities.

  The Fund may invest in debt securities without considering the maturity of the instrument. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. As a result, changes in interest rates in the U.S. and outside the U.S. may affect the Fund’s debt investments unfavorably.
  Convertible Securities Risks. Investing in convertible securities subjects the Fund to the risks associated with an investment in the underlying equity security. Convertible securities are frequently issued with a call feature that allows the issuer to choose when to redeem the security, which could result in the Fund being forced to redeem, convert, or sell the convertible security under circumstances unfavorable to the Fund. In addition, if the value of the equity security underlying the convertible security declines enough, the convertible security is more likely to be valued as a debt security.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.399.1770
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns (Investor Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	22.60%	(quarter ended 6/30/09)
Worst Quarter	-18.12%	(quarter ended 12/31/08)
Total return for the period 1/1/12 through 6/30/12 for the Fund’s Investor Shares was 6.11%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because the Fund’s Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund’s Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information for Institutional Shares may be obtained by calling 800.399.1770
INSTITUTIONAL SHARES | Artisan Global Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[4]
1 Year	rr_ExpenseExampleYear01	146
3 Years	rr_ExpenseExampleYear03	452
5 Years	rr_ExpenseExampleYear05	782
10 Years	rr_ExpenseExampleYear10	1,713
2008	rr_AnnualReturn2008	(29.26%)	[5]
2009	rr_AnnualReturn2009	33.37%	[5]
2010	rr_AnnualReturn2010	16.18%	[5]
2011	rr_AnnualReturn2011	1.50%	[5]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.12%)
1-Year	rr_AverageAnnualReturnYear01	1.50%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2007
INSTITUTIONAL SHARES | Artisan Global Value Fund | Return after taxes on distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	1.24%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2007
INSTITUTIONAL SHARES | Artisan Global Value Fund | Return after taxes on distributions and sale of Fund shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	1.29%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	1.39%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 10, 2007
INSTITUTIONAL SHARES | Artisan Global Value Fund | MSCI ACWI (All Country World Index) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(7.35%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.71%)	[6]

[1]	"Management Fees" shown are for the Fund's Investor Shares for the fiscal year ended September 30, 2011.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	"Acquired Fund Fees and Expenses" shown are for the fiscal year ended September 30, 2011 and are indirect expenses the Fund may incur from investing in an investment company (acquired fund).
[4]	Artisan Partners Limited Partnership, the Fund's investment adviser ("Artisan Partners"), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through February 1, 2013, at which time Artisan Partners will determine whether to renew, revise or discontinue it.
[5]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.
[6]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

INSTITUTIONAL SHARES | Artisan International Fund
Artisan International Fund Institutional Shares
INVESTMENT OBJECTIVE
Artisan International Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	INSTITUTIONAL SHARES Artisan International Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -	INSTITUTIONAL SHARES Artisan International Fund Institutional Shares
Management Fees	0.93%
Distribution (12b-1) Fees	none
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.99%

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES Artisan International Fund Institutional Shares	101	315	547	1,213

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70.36% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of non-U.S. growth companies of all market capitalizations. Artisan seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.
  Themes. Artisan identifies long-term secular (as opposed to cyclical) growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.
  Sustainable Growth. Artisan applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.
  Valuation. Artisan uses multiple valuation metrics to establish a target price range. Artisan assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.
The Fund invests primarily in developed markets but also may invest in emerging and less developed markets. Under normal market conditions, the Fund is substantially fully invested in common stocks and similar securities, and invests at least 65% of its net assets at market value at the time of purchase in securities of non-U.S. companies. There are no restrictions on the size of the companies in which the Fund may invest. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Small and Medium-Sized Company Risks. Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year by Year Total Returns

Best Quarter	23.12%	(quarter ended 6/30/03)
Worst Quarter	-22.07%	(quarter ended 9/30/08)

Average Annual Total Returns (For Periods Ended 12/31/2011)
The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one and five-year periods ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns - INSTITUTIONAL SHARES Artisan International Fund	1-Year	5-Year	10-Year	Since Inception	Inception Date
Institutional Shares	(7.05%)	(2.48%)	4.84%	7.30%	Jul 1, 1997
Institutional Shares Return after taxes on distributions	(7.29%)	(3.22%)	4.20%	6.10%	Jul 1, 1997
Institutional Shares Return after taxes on distributions and sale of Fund shares	(4.28%)	(2.05%)	4.22%	5.99%	Jul 1, 1997
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(12.14%)	(4.72%)	4.67%	2.76%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	(12.11%)	(3.16%)	4.27%	1.61%

Updated Fund performance information may be obtained by calling 800.399.1770.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
INSTITUTIONAL SHARES | Artisan International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artisan International Fund Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan International Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70.36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.36%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a portfolio of non-U.S. growth companies of all market capitalizations. Artisan seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.
  Themes. Artisan identifies long-term secular (as opposed to cyclical) growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.
  Sustainable Growth. Artisan applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.
  Valuation. Artisan uses multiple valuation metrics to establish a target price range. Artisan assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.
		The Fund invests primarily in developed markets but also may invest in emerging and less developed markets. Under normal market conditions, the Fund is substantially fully invested in common stocks and similar securities, and invests at least 65% of its net assets at market value at the time of purchase in securities of non-U.S. companies. There are no restrictions on the size of the companies in which the Fund may invest. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Small and Medium-Sized Company Risks. Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

		Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.399.1770
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	23.12%	(quarter ended 6/30/03)
Worst Quarter	-22.07%	(quarter ended 9/30/08)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return after taxes on distributions and sale of Fund shares” for the one and five-year periods ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one and five-year periods ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.399.1770.
INSTITUTIONAL SHARES | Artisan International Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
2002	rr_AnnualReturn2002	(18.73%)
2003	rr_AnnualReturn2003	29.42%
2004	rr_AnnualReturn2004	17.96%
2005	rr_AnnualReturn2005	16.50%
2006	rr_AnnualReturn2006	25.86%
2007	rr_AnnualReturn2007	19.95%
2008	rr_AnnualReturn2008	(46.78%)
2009	rr_AnnualReturn2009	40.01%
2010	rr_AnnualReturn2010	6.18%
2011	rr_AnnualReturn2011	(7.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.07%)
1-Year	rr_AverageAnnualReturnYear01	(7.05%)
5-Year	rr_AverageAnnualReturnYear05	(2.48%)
10-Year	rr_AverageAnnualReturnYear10	4.84%
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1997
INSTITUTIONAL SHARES | Artisan International Fund | Return after taxes on distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(7.29%)
5-Year	rr_AverageAnnualReturnYear05	(3.22%)
10-Year	rr_AverageAnnualReturnYear10	4.20%
Since Inception	rr_AverageAnnualReturnSinceInception	6.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1997
INSTITUTIONAL SHARES | Artisan International Fund | Return after taxes on distributions and sale of Fund shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(4.28%)
5-Year	rr_AverageAnnualReturnYear05	(2.05%)
10-Year	rr_AverageAnnualReturnYear10	4.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1997
INSTITUTIONAL SHARES | Artisan International Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(12.14%)
5-Year	rr_AverageAnnualReturnYear05	(4.72%)
10-Year	rr_AverageAnnualReturnYear10	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
INSTITUTIONAL SHARES | Artisan International Fund | MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(12.11%)
5-Year	rr_AverageAnnualReturnYear05	(3.16%)
10-Year	rr_AverageAnnualReturnYear10	4.27%
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%

INSTITUTIONAL SHARES | Artisan International Value Fund
Artisan International Value Fund Institutional Shares
INVESTMENT OBJECTIVE
Artisan International Value Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	INSTITUTIONAL SHARES Artisan International Value Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		INSTITUTIONAL SHARES Artisan International Value Fund Institutional Shares
Management Fees		0.94%
Distribution (12b-1) Fees		none
Other Expenses		0.05%
Acquired Fund Fees and Expenses	[1]	0.06%
Total Annual Fund Operating Expenses		1.05%
[1]	"Acquired Fund Fees and Expenses" are indirect expenses the Fund may incur from investing in an investment company (acquired fund). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the "Financial Highlights" in the Fund's statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES Artisan International Value Fund Institutional Shares	107	334	579	1,283

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.90% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of stocks of undervalued non-U.S. companies of all sizes. The Fund’s investment process focuses on identifying what Artisan considers to be high quality, undervalued businesses that offer the potential for superior risk/reward outcomes.

Artisan’s in-depth research process focuses on four key investment characteristics:
  Undervaluation. Determining the intrinsic value of the business is the heart of Artisan’s research process. Artisan believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. Artisan seeks to invest at a significant discount to Artisan’s estimate of the intrinsic value of a business.
  Business Quality. Artisan seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.
  Financial Strength. Artisan believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.
  Shareholder-oriented Management. Artisan’s research process attempts to identify management teams with a history of building value for shareholders.
Companies that make it through this analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the stock to Artisan’s estimate of the company’s intrinsic value. Artisan assembles the portfolio by taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for appropriate diversification and risk management). Weightings of securities are re-adjusted periodically and are subject to investment related considerations, including diversification and liquidity.

The focus of the investment process is on individual companies, not on selection of countries or regions. Under normal market conditions, the Fund invests no less than 80% of its total assets (excluding cash and cash equivalents), measured at market value at the time of purchase, in common stocks and other equity and equity-linked securities of non-U.S. companies. The Fund invests primarily in developed markets but also may invest in emerging and less developed markets. The Fund may invest in companies of any size. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of a Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Small and Medium-Sized Company Risks. Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year by Year Total Returns

Best Quarter	26.05%	(quarter ended 6/30/09)
Worst Quarter	-17.76%	(quarter ended 9/30/11)

Average Annual Total Returns (For Periods Ended 12/31/2011)
The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns - INSTITUTIONAL SHARES Artisan International Value Fund	1-Year	5-Year	Since Inception	Inception Date
Institutional Shares	(6.98%)	0.65%	2.66%	Oct 1, 2006
Institutional Shares Return after taxes on distributions	(7.03%)	0.08%	1.86%	Oct 1, 2006
Institutional Shares Return after taxes on distributions and sale of Fund shares	(4.47%)	0.36%	2.02%	Oct 1, 2006
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(12.14%)	(4.72%)	(2.69%)
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)	(12.17%)	(6.33%)	(4.10%)

Updated Fund performance information may be obtained by calling 800.399.1770.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
INSTITUTIONAL SHARES | Artisan International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artisan International Value Fund Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan International Value Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.90% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.90%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are indirect expenses the Fund may incur from investing in an investment company (acquired fund). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the “Financial Highlights” in the Fund’s statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental investment process to construct a diversified portfolio of stocks of undervalued non-U.S. companies of all sizes. The Fund’s investment process focuses on identifying what Artisan considers to be high quality, undervalued businesses that offer the potential for superior risk/reward outcomes.

Artisan’s in-depth research process focuses on four key investment characteristics:
  Undervaluation. Determining the intrinsic value of the business is the heart of Artisan’s research process. Artisan believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. Artisan seeks to invest at a significant discount to Artisan’s estimate of the intrinsic value of a business.
  Business Quality. Artisan seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.
  Financial Strength. Artisan believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.
  Shareholder-oriented Management. Artisan’s research process attempts to identify management teams with a history of building value for shareholders.
Companies that make it through this analytical process are ranked at the time the position is initiated according to the degree of the discount of the current market price of the stock to Artisan’s estimate of the company’s intrinsic value. Artisan assembles the portfolio by taking larger positions in companies where the discount is greatest and smaller positions in companies with narrower discounts (subject to adjustments for appropriate diversification and risk management). Weightings of securities are re-adjusted periodically and are subject to investment related considerations, including diversification and liquidity.

		The focus of the investment process is on individual companies, not on selection of countries or regions. Under normal market conditions, the Fund invests no less than 80% of its total assets (excluding cash and cash equivalents), measured at market value at the time of purchase, in common stocks and other equity and equity-linked securities of non-U.S. companies. The Fund invests primarily in developed markets but also may invest in emerging and less developed markets. The Fund may invest in companies of any size. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of a Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Small and Medium-Sized Company Risks. Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

		Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.399.1770
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	26.05%	(quarter ended 6/30/09)
Worst Quarter	-17.76%	(quarter ended 9/30/11)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.399.1770.
INSTITUTIONAL SHARES | Artisan International Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.94%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	579
10 Years	rr_ExpenseExampleYear10	1,283
2007	rr_AnnualReturn2007	(0.51%)
2008	rr_AnnualReturn2008	(29.98%)
2009	rr_AnnualReturn2009	33.81%
2010	rr_AnnualReturn2010	19.15%
2011	rr_AnnualReturn2011	(6.98%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.76%)
1-Year	rr_AverageAnnualReturnYear01	(6.98%)
5-Year	rr_AverageAnnualReturnYear05	0.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2006
INSTITUTIONAL SHARES | Artisan International Value Fund | Return after taxes on distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(7.03%)
5-Year	rr_AverageAnnualReturnYear05	0.08%
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2006
INSTITUTIONAL SHARES | Artisan International Value Fund | Return after taxes on distributions and sale of Fund shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(4.47%)
5-Year	rr_AverageAnnualReturnYear05	0.36%
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2006
INSTITUTIONAL SHARES | Artisan International Value Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(12.14%)
5-Year	rr_AverageAnnualReturnYear05	(4.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.69%)
INSTITUTIONAL SHARES | Artisan International Value Fund | MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(12.17%)
5-Year	rr_AverageAnnualReturnYear05	(6.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.10%)

[1]	"Acquired Fund Fees and Expenses" are indirect expenses the Fund may incur from investing in an investment company (acquired fund). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the "Financial Highlights" in the Fund's statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.

INSTITUTIONAL SHARES | Artisan Mid Cap Fund
Artisan Mid Cap Fund Institutional Shares
INVESTMENT OBJECTIVE
Artisan Mid Cap Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	INSTITUTIONAL SHARES Artisan Mid Cap Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		INSTITUTIONAL SHARES Artisan Mid Cap Fund Institutional Shares
Management Fees		0.93%
Distribution (12b-1) Fees		none
Other Expenses		0.03%
Acquired Fund Fees and Expenses	[1]	0.10%
Total Annual Fund Operating Expenses		1.06%
[1]	"Acquired Fund Fees and Expenses" are indirect expenses the Fund may incur from investing in an investment company (acquired fund). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the "Financial Highlights" in the Fund's statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES Artisan Mid Cap Fund Institutional Shares	108	337	585	1,294

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.87% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of U.S. mid-cap growth companies. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

Security Selection

Artisan’s investment process attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.
  Franchise Characteristics. These are characteristics that Artisan believes help to protect a company’s stream of cash flow from the effects of competition. Artisan looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.
  Attractive Valuations. Through its own fundamental research, Artisan estimates the amount a private market buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.
  Accelerating Profit Cycle. The Fund tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle. Companies that Artisan believes are well positioned for long-term growth typically have predictable streams of cash flow through real growth in demand for their products or services and appear to be well positioned to take advantage of opportunities in their markets.
Capital Allocation: Garden, Crop, Harvest® Investing

The second element of the Fund’s investment process is capital allocation. Artisan divides the portfolio into three parts:
  GardenSM investing is where the investment process usually begins. Garden investments generally are smaller positions in companies that Artisan believes have a good franchise, attractive valuation and accelerating earnings, but that are at too early a stage in their profit cycle to be confident the investment will be successful.
  CropSM investments form the segment of the portfolio intended to hold the companies that are moving into the strongest part of their profit cycles. Through a detailed investment analysis, Artisan determines what it believes is necessary for a company to continue to generate positive earnings. When a company begins to perform consistently with Artisan’s expectations, Artisan generally will increase the Fund’s position in that company and move the stock from Garden investments into Crop investments.
  When a company’s profit cycle begins to decelerate, or a stock is approaching Artisan’s estimate of full valuation, Artisan generally moves the stock into HarvestSM investments, and reduces the size of the position.
The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of medium-sized companies. The Fund defines a medium-sized company as one with a market capitalization greater than the market capitalization of the smallest company in the Russell Midcap® Index and less than three times the weighted average market capitalization of companies in the Index. The Fund generally maintains a weighted average market capitalization of not more than 1.5 times the weighted average market capitalization of the companies included in the Russell Midcap® Index.

The Fund may invest in the securities of non-U.S. companies, but only if the securities are purchased or sold in the U.S. The Fund’s maximum investment in those securities, including without limitation depositary receipts, is 10% of the Fund’s net assets at market value at the time of purchase.
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year by Year Total Returns

Best Quarter	20.24%	(quarter ended 6/30/09)
Worst Quarter	-28.14%	(quarter ended 12/31/08)

Average Annual Total Returns (For Periods Ended 12/31/2011)
The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns - INSTITUTIONAL SHARES Artisan Mid Cap Fund	1-Year	5-Year	10-Year	Since Inception	Inception Date
Institutional Shares	(1.81%)	5.86%	6.30%	5.21%	Jul 1, 2000
Institutional Shares Return after taxes on distributions	(1.81%)	5.21%	5.74%	4.61%	Jul 1, 2000
Institutional Shares Return after taxes on distributions and sale of Fund shares	(1.18%)	4.91%	5.41%	4.38%	Jul 1, 2000
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	(1.55%)	1.41%	6.99%	5.79%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	1.65%	2.44%	5.29%	0.44%

Updated Fund performance information may be obtained by calling 800.399.1770.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
INSTITUTIONAL SHARES | Artisan Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artisan Mid Cap Fund Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Mid Cap Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62.87% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.87%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the “Financial Highlights” in the Fund’s statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental investment process to construct a diversified portfolio of U.S. mid-cap growth companies. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

Security Selection

Artisan’s investment process attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.
  Franchise Characteristics. These are characteristics that Artisan believes help to protect a company’s stream of cash flow from the effects of competition. Artisan looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share, or a defensible brand name.
  Attractive Valuations. Through its own fundamental research, Artisan estimates the amount a private market buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.
  Accelerating Profit Cycle. The Fund tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the emerging profit cycle. Companies that Artisan believes are well positioned for long-term growth typically have predictable streams of cash flow through real growth in demand for their products or services and appear to be well positioned to take advantage of opportunities in their markets.
Capital Allocation: Garden, Crop, Harvest® Investing

The second element of the Fund’s investment process is capital allocation. Artisan divides the portfolio into three parts:
  GardenSM investing is where the investment process usually begins. Garden investments generally are smaller positions in companies that Artisan believes have a good franchise, attractive valuation and accelerating earnings, but that are at too early a stage in their profit cycle to be confident the investment will be successful.
  CropSM investments form the segment of the portfolio intended to hold the companies that are moving into the strongest part of their profit cycles. Through a detailed investment analysis, Artisan determines what it believes is necessary for a company to continue to generate positive earnings. When a company begins to perform consistently with Artisan’s expectations, Artisan generally will increase the Fund’s position in that company and move the stock from Garden investments into Crop investments.
  When a company’s profit cycle begins to decelerate, or a stock is approaching Artisan’s estimate of full valuation, Artisan generally moves the stock into HarvestSM investments, and reduces the size of the position.
The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of medium-sized companies. The Fund defines a medium-sized company as one with a market capitalization greater than the market capitalization of the smallest company in the Russell Midcap® Index and less than three times the weighted average market capitalization of companies in the Index. The Fund generally maintains a weighted average market capitalization of not more than 1.5 times the weighted average market capitalization of the companies included in the Russell Midcap® Index.

		The Fund may invest in the securities of non-U.S. companies, but only if the securities are purchased or sold in the U.S. The Fund’s maximum investment in those securities, including without limitation depositary receipts, is 10% of the Fund’s net assets at market value at the time of purchase.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

		Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.399.1770
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	20.24%	(quarter ended 6/30/09)
Worst Quarter	-28.14%	(quarter ended 12/31/08)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.399.1770.
INSTITUTIONAL SHARES | Artisan Mid Cap Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.93%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10% [1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
2002	rr_AnnualReturn2002	(24.02%)
2003	rr_AnnualReturn2003	32.08%
2004	rr_AnnualReturn2004	14.93%
2005	rr_AnnualReturn2005	9.38%
2006	rr_AnnualReturn2006	9.87%
2007	rr_AnnualReturn2007	21.56%
2008	rr_AnnualReturn2008	(43.95%)
2009	rr_AnnualReturn2009	50.63%
2010	rr_AnnualReturn2010	31.90%
2011	rr_AnnualReturn2011	(1.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.14%)
1-Year	rr_AverageAnnualReturnYear01	(1.81%)
5-Year	rr_AverageAnnualReturnYear05	5.86%
10-Year	rr_AverageAnnualReturnYear10	6.30%
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2000
INSTITUTIONAL SHARES | Artisan Mid Cap Fund | Return after taxes on distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(1.81%)
5-Year	rr_AverageAnnualReturnYear05	5.21%
10-Year	rr_AverageAnnualReturnYear10	5.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2000
INSTITUTIONAL SHARES | Artisan Mid Cap Fund | Return after taxes on distributions and sale of Fund shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(1.18%)
5-Year	rr_AverageAnnualReturnYear05	4.91%
10-Year	rr_AverageAnnualReturnYear10	5.41%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2000
INSTITUTIONAL SHARES | Artisan Mid Cap Fund | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(1.55%)
5-Year	rr_AverageAnnualReturnYear05	1.41%
10-Year	rr_AverageAnnualReturnYear10	6.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
INSTITUTIONAL SHARES | Artisan Mid Cap Fund | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	1.65%
5-Year	rr_AverageAnnualReturnYear05	2.44%
10-Year	rr_AverageAnnualReturnYear10	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception	0.44%

[1]	"Acquired Fund Fees and Expenses" are indirect expenses the Fund may incur from investing in an investment company (acquired fund). To the extent that the Fund invests in acquired funds, Total Annual Fund Operating Expenses in the table above will not correlate to the ratio of expenses to average net assets shown in the "Financial Highlights" in the Fund's statutory prospectus, since the Financial Highlights reflect the operating expenses of the Fund and do not include fees and expenses of acquired funds.

INSTITUTIONAL SHARES | Artisan Mid Cap Value Fund
Artisan Mid Cap Value Fund Institutional Shares
INVESTMENT OBJECTIVE
Artisan Mid Cap Value Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	INSTITUTIONAL SHARES Artisan Mid Cap Value Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		INSTITUTIONAL SHARES Artisan Mid Cap Value Fund Institutional Shares
Management Fees	[1]	0.93%
Distribution (12b-1) Fees		none
Other Expenses	[2]	0.14%
Total Annual Fund Operating Expenses		1.07%
[1]	"Management Fees" shown are for the Fund's Investor Shares for the fiscal year ended 9/30/11.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES Artisan Mid Cap Value Fund Institutional Shares	109	340	590	1,306

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.85% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of stocks of medium-sized U.S. companies that Artisan believes are undervalued, in solid financial condition and have attractive business economics. Artisan believes companies with these characteristics are less likely to experience eroding values over the long term.
  Attractive Valuation. Artisan values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that Artisan believes would be reasonable. Artisan generally will purchase a security if the stock price falls below or toward the lower end of that range.
  Sound Financial Condition. Artisan favors companies with an acceptable level of debt and positive cash flow. At a minimum, Artisan tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.
  Attractive Business Economics. Artisan favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.
The Fund often finds investment opportunities in companies that have one or more of the following characteristics:
  Turnarounds. At times, the Fund invests in companies that have had poor results due to company-specific and/or industry-wide conditions that Artisan believes will not continue indefinitely.
  Companies in Transition. A company’s stock price may not reflect positive change in the business, such as new management, new products or a cyclical uptrend in an industry. Artisan tries to identify investments for the Fund ahead of broad recognition of changes that may be expected to cause the stock’s price to rise.
  Companies with Hidden Assets and Unrecognized Companies. Undervalued real estate, unrecognized business lines and other “hidden” assets may not be given enough credit by investors, providing investment opportunities for the Fund. Sometimes a company is little known to the investing public or lacks a following among investors, so it becomes undervalued.
  Earnings Shortfalls. The Fund may invest in a company, in a group or industry that is out of favor, or whose earnings have disappointed, causing its stock price to drop below Artisan’s estimate of the value of the business and creating the potential for patient investors to benefit when those earnings improve.
The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of medium-sized companies. The Fund defines a medium-sized company as one with a market capitalization greater than the market capitalization of the smallest company in the Russell Midcap® Index and less than three times the weighted average market capitalization of companies in that Index. The Fund will generally not initiate a position in a company unless it has a market capitalization between $2 billion and $15 billion.
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year by Year Total Returns (Investor Shares)

[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Best Quarter	20.59%	(quarter ended 6/30/09)
Worst Quarter	-22.92%	(quarter ended 12/31/08)

Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2011)
The following table shows the Fund’s Investor Shares average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns - INSTITUTIONAL SHARES Artisan Mid Cap Value Fund		1-Year	5-Year	10-Year	Since Inception	Inception Date
Investor Shares	[1]	6.42%	4.53%	10.57%	10.47%	Mar 28, 2001
Investor Shares Return after taxes on distributions	[1]	5.00%	3.62%	9.75%	9.67%	Mar 28, 2001
Investor Shares Return after taxes on distributions and sale of Fund shares	[1]	5.58%	3.64%	9.14%	9.07%	Mar 28, 2001
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	[1]	(1.55%)	1.41%	6.99%	7.10%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	[1]	(1.38%)	0.04%	7.67%	7.85%
[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Updated Fund performance information may be obtained by calling 800.399.1770.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
INSTITUTIONAL SHARES | Artisan Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artisan Mid Cap Value Fund Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Mid Cap Value Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.85%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental investment process to construct a diversified portfolio of stocks of medium-sized U.S. companies that Artisan believes are undervalued, in solid financial condition and have attractive business economics. Artisan believes companies with these characteristics are less likely to experience eroding values over the long term.
  Attractive Valuation. Artisan values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that Artisan believes would be reasonable. Artisan generally will purchase a security if the stock price falls below or toward the lower end of that range.
  Sound Financial Condition. Artisan favors companies with an acceptable level of debt and positive cash flow. At a minimum, Artisan tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.
  Attractive Business Economics. Artisan favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.
The Fund often finds investment opportunities in companies that have one or more of the following characteristics:
  Turnarounds. At times, the Fund invests in companies that have had poor results due to company-specific and/or industry-wide conditions that Artisan believes will not continue indefinitely.
  Companies in Transition. A company’s stock price may not reflect positive change in the business, such as new management, new products or a cyclical uptrend in an industry. Artisan tries to identify investments for the Fund ahead of broad recognition of changes that may be expected to cause the stock’s price to rise.
  Companies with Hidden Assets and Unrecognized Companies. Undervalued real estate, unrecognized business lines and other “hidden” assets may not be given enough credit by investors, providing investment opportunities for the Fund. Sometimes a company is little known to the investing public or lacks a following among investors, so it becomes undervalued.
  Earnings Shortfalls. The Fund may invest in a company, in a group or industry that is out of favor, or whose earnings have disappointed, causing its stock price to drop below Artisan’s estimate of the value of the business and creating the potential for patient investors to benefit when those earnings improve.
		The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of medium-sized companies. The Fund defines a medium-sized company as one with a market capitalization greater than the market capitalization of the smallest company in the Russell Midcap® Index and less than three times the weighted average market capitalization of companies in that Index. The Fund will generally not initiate a position in a company unless it has a market capitalization between $2 billion and $15 billion.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

		Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The following table shows the Fund’s Investor Shares average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.399.1770
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns (Investor Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	20.59%	(quarter ended 6/30/09)
Worst Quarter	-22.92%	(quarter ended 12/31/08)

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because the Fund’s Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund’s Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s Investor Shares average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.399.1770.
INSTITUTIONAL SHARES | Artisan Mid Cap Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.93%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
INSTITUTIONAL SHARES | Artisan Mid Cap Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
2002	rr_AnnualReturn2002	(3.87%)	[3]
2003	rr_AnnualReturn2003	36.83%	[3]
2004	rr_AnnualReturn2004	26.20%	[3]
2005	rr_AnnualReturn2005	15.46%	[3]
2006	rr_AnnualReturn2006	14.20%	[3]
2007	rr_AnnualReturn2007	1.65%	[3]
2008	rr_AnnualReturn2008	(27.56%)	[3]
2009	rr_AnnualReturn2009	39.25%	[3]
2010	rr_AnnualReturn2010	14.37%	[3]
2011	rr_AnnualReturn2011	6.42%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.92%)
1-Year	rr_AverageAnnualReturnYear01	6.42%	[4]
5-Year	rr_AverageAnnualReturnYear05	4.53%	[4]
10-Year	rr_AverageAnnualReturnYear10	10.57%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	10.47%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2001	[4]
INSTITUTIONAL SHARES | Artisan Mid Cap Value Fund | Return after taxes on distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	5.00%	[4]
5-Year	rr_AverageAnnualReturnYear05	3.62%	[4]
10-Year	rr_AverageAnnualReturnYear10	9.75%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.67%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2001	[4]
INSTITUTIONAL SHARES | Artisan Mid Cap Value Fund | Return after taxes on distributions and sale of Fund shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	5.58%	[4]
5-Year	rr_AverageAnnualReturnYear05	3.64%	[4]
10-Year	rr_AverageAnnualReturnYear10	9.14%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.07%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2001	[4]
INSTITUTIONAL SHARES | Artisan Mid Cap Value Fund | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(1.55%)	[4]
5-Year	rr_AverageAnnualReturnYear05	1.41%	[4]
10-Year	rr_AverageAnnualReturnYear10	6.99%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.10%	[4]
INSTITUTIONAL SHARES | Artisan Mid Cap Value Fund | Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(1.38%)	[4]
5-Year	rr_AverageAnnualReturnYear05	0.04%	[4]
10-Year	rr_AverageAnnualReturnYear10	7.67%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.85%	[4]

[1]	"Management Fees" shown are for the Fund's Investor Shares for the fiscal year ended 9/30/11.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.
[4]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

INSTITUTIONAL SHARES | Artisan Small Cap Value Fund
Artisan Small Cap Value Fund Institutional Shares
INVESTMENT OBJECTIVE
Artisan Small Cap Value Fund seeks long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	INSTITUTIONAL SHARES Artisan Small Cap Value Fund Institutional shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		INSTITUTIONAL SHARES Artisan Small Cap Value Fund Institutional shares
Management Fees	[1]	0.94%
Distribution (12b-1) Fees		none
Other Expenses	[2]	0.08%
Total Annual Fund Operating Expenses		1.02%
[1]	"Management Fees" shown are for the Fund's Investor Shares for the fiscal year ended 9/30/11.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES Artisan Small Cap Value Fund Institutional shares	104	325	563	1,248

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.45% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of small-cap U.S. companies that Artisan believes are undervalued, in solid financial condition and have attractive business economics. Artisan believes companies with these characteristics are less likely to experience eroding values over the long term.
  Attractive Valuation. Artisan values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that Artisan believes would be reasonable. Artisan generally will purchase a security if the stock price falls below or toward the lower end of that range.
  Sound Financial Condition. Artisan favors companies with an acceptable level of debt and positive cash flow. At a minimum, Artisan tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.
  Attractive Business Economics. Artisan favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.
The Fund often finds investment opportunities in companies that have one or more of the following characteristics:
  Turnarounds. At times, the Fund invests in companies that have had poor results due to company-specific and/or industry-wide conditions that Artisan believes will not continue indefinitely.
  Companies in Transition. A company’s stock price may not reflect positive change in the business, such as new management, new products or a cyclical uptrend in an industry. Artisan tries to identify investments for the Fund ahead of broad recognition of changes that may be expected to cause the stock’s price to rise.
  Companies with Hidden Assets and Unrecognized Companies. Undervalued real estate, unrecognized business lines and other “hidden” assets may not be given enough credit by investors, providing investment opportunities for the Fund. Sometimes a company is little known to the investing public and lacks a following among investors, so it becomes undervalued.
  Earnings Shortfalls. The Fund may invest in a company, in a group or industry that is out of favor, or whose earnings have disappointed, causing its stock price to drop below Artisan’s estimate of the value of the business and creating the potential for patient investors to benefit when those earnings improve.
The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of small companies. The Fund defines a small company as one with a market capitalization less than three times the weighted average market capitalization of companies in the Russell 2000® Index. The Fund will not initiate a position in a company unless it has a market capitalization below $2 billion.
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Small Company Risks. Stocks of small companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small companies, as an asset class, have underperformed the stocks of larger companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Calendar Year by Year Total Returns (Investor Shares)

[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Best Quarter	22.16%	(quarter ended 9/30/09)
Worst Quarter	-24.21%	(quarter ended 12/31/08)

Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2011)
The following table shows the Fund’s Investor Shares average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns - INSTITUTIONAL SHARES Artisan Small Cap Value Fund		1-Year	5-Year	10-Year	Since Inception	Inception Date
Investor Shares	[1]	(3.17%)	2.74%	9.43%	9.90%	Sep 29, 1997
Investor Shares Return after taxes on distributions	[1]	(4.53%)	1.58%	7.96%	8.29%	Sep 29, 1997
Investor Shares Return after taxes on distributions and sale of Fund shares	[1]	(0.59%)	2.00%	7.83%	8.09%	Sep 29, 1997
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[1]	(4.18%)	0.15%	5.62%	4.88%
Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	[1]	(5.50%)	(1.87%)	6.40%	6.50%
[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Updated Fund performance information may be obtained by calling 800.399.1770.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
INSTITUTIONAL SHARES | Artisan Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artisan Small Cap Value Fund Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Small Cap Value Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.45% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.45%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental investment process to construct a diversified portfolio of small-cap U.S. companies that Artisan believes are undervalued, in solid financial condition and have attractive business economics. Artisan believes companies with these characteristics are less likely to experience eroding values over the long term.
  Attractive Valuation. Artisan values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that Artisan believes would be reasonable. Artisan generally will purchase a security if the stock price falls below or toward the lower end of that range.
  Sound Financial Condition. Artisan favors companies with an acceptable level of debt and positive cash flow. At a minimum, Artisan tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.
  Attractive Business Economics. Artisan favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.
The Fund often finds investment opportunities in companies that have one or more of the following characteristics:
  Turnarounds. At times, the Fund invests in companies that have had poor results due to company-specific and/or industry-wide conditions that Artisan believes will not continue indefinitely.
  Companies in Transition. A company’s stock price may not reflect positive change in the business, such as new management, new products or a cyclical uptrend in an industry. Artisan tries to identify investments for the Fund ahead of broad recognition of changes that may be expected to cause the stock’s price to rise.
  Companies with Hidden Assets and Unrecognized Companies. Undervalued real estate, unrecognized business lines and other “hidden” assets may not be given enough credit by investors, providing investment opportunities for the Fund. Sometimes a company is little known to the investing public and lacks a following among investors, so it becomes undervalued.
  Earnings Shortfalls. The Fund may invest in a company, in a group or industry that is out of favor, or whose earnings have disappointed, causing its stock price to drop below Artisan’s estimate of the value of the business and creating the potential for patient investors to benefit when those earnings improve.
		The Fund invests primarily in U.S. companies and, under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of small companies. The Fund defines a small company as one with a market capitalization less than three times the weighted average market capitalization of companies in the Russell 2000® Index. The Fund will not initiate a position in a company unless it has a market capitalization below $2 billion.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Small Company Risks. Stocks of small companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small companies, as an asset class, have underperformed the stocks of larger companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

		Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The following table shows the Fund’s Investor Shares average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.399.1770
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns (Investor Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	22.16%	(quarter ended 9/30/09)
Worst Quarter	-24.21%	(quarter ended 12/31/08)

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s Investor Shares average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

The “Return after taxes on distributions and sale of Fund shares” for the one-year period ended December 31, 2011 is greater than the “Return before taxes” because you are assumed to be able to use any capital loss realized on the sale of Fund shares to offset other taxable capital gains.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information may be obtained by calling 800.399.1770.
INSTITUTIONAL SHARES | Artisan Small Cap Value Fund | Institutional shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.94%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	563
10 Years	rr_ExpenseExampleYear10	1,248
INSTITUTIONAL SHARES | Artisan Small Cap Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
2002	rr_AnnualReturn2002	(4.44%)	[3]
2003	rr_AnnualReturn2003	40.54%	[3]
2004	rr_AnnualReturn2004	21.15%	[3]
2005	rr_AnnualReturn2005	11.06%	[3]
2006	rr_AnnualReturn2006	19.11%	[3]
2007	rr_AnnualReturn2007	(5.98%)	[3]
2008	rr_AnnualReturn2008	(23.83%)	[3]
2009	rr_AnnualReturn2009	40.24%	[3]
2010	rr_AnnualReturn2010	17.69%	[3]
2011	rr_AnnualReturn2011	(3.17%)	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.21%)
1-Year	rr_AverageAnnualReturnYear01	(3.17%)	[4]
5-Year	rr_AverageAnnualReturnYear05	2.74%	[4]
10-Year	rr_AverageAnnualReturnYear10	9.43%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.90%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 1997	[4]
INSTITUTIONAL SHARES | Return after taxes on distributions | Artisan Small Cap Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(4.53%)	[4]
5-Year	rr_AverageAnnualReturnYear05	1.58%	[4]
10-Year	rr_AverageAnnualReturnYear10	7.96%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 1997	[4]
INSTITUTIONAL SHARES | Return after taxes on distributions and sale of Fund shares | Artisan Small Cap Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(0.59%)	[4]
5-Year	rr_AverageAnnualReturnYear05	2.00%	[4]
10-Year	rr_AverageAnnualReturnYear10	7.83%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.09%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 1997	[4]
INSTITUTIONAL SHARES | Russell 2000 Index (reflects no deduction for fees, expenses or taxes) | Artisan Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(4.18%)	[4]
5-Year	rr_AverageAnnualReturnYear05	0.15%	[4]
10-Year	rr_AverageAnnualReturnYear10	5.62%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.88%	[4]
INSTITUTIONAL SHARES | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes) | Artisan Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(5.50%)	[4]
5-Year	rr_AverageAnnualReturnYear05	(1.87%)	[4]
10-Year	rr_AverageAnnualReturnYear10	6.40%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.50%	[4]

[1]	"Management Fees" shown are for the Fund's Investor Shares for the fiscal year ended 9/30/11.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.
[4]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

INSTITUTIONAL SHARES | Artisan Value Fund
Artisan Value Fund Institutional Shares
INVESTMENT OBJECTIVE
Artisan Value Fund seeks maximum long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees -	INSTITUTIONAL SHARES Artisan Value Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Exchange Fee	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -	INSTITUTIONAL SHARES Artisan Value Fund Institutional Shares
Management Fees	0.75%
Distribution (12b-1) Fees	none
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.09%

EXPENSE EXAMPLE
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES Artisan Value Fund Institutional Shares	111	347	601	1,329

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.36% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Artisan employs a fundamental investment process to construct a diversified portfolio of equity securities across a broad capitalization range that Artisan believes are undervalued, in solid financial condition and have attractive business economics. Artisan believes companies with these characteristics are less likely to experience eroding values over the long term.
  Attractive Valuation. Artisan values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that Artisan believes would be reasonable. Artisan generally will purchase a security if the stock price falls below or toward the lower end of that range.
  Sound Financial Condition. Artisan favors companies with an acceptable level of debt and positive cash flow. At a minimum, Artisan tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.
  Attractive Business Economics. Artisan favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.
The Fund often finds investment opportunities in companies that have one or more of the following characteristics:
  Turnarounds. At times, the Fund invests in companies that have had poor results due to company-specific and/or industry-wide conditions that Artisan believes will not continue indefinitely.
  Companies in Transition. A company’s stock price may not reflect positive change in the business, such as new management, new products or a cyclical uptrend in an industry. Artisan tries to identify investments for the Fund ahead of broad recognition of changes that may be expected to cause the stock’s price to rise.
  Earnings Shortfalls. The Fund may invest in a company, in a group or industry that is out of favor, or whose earnings have disappointed, causing its stock price to drop below Artisan’s estimate of the value of the business and creating the potential for patient investors to benefit when those earnings improve.
The Fund may invest up to 25% of its net assets at market value at the time of purchase in common stocks and other equity securities of non-U.S. companies (including depositary receipts) and securities trading on non-U.S. exchanges. The Fund’s investments in non-U.S. securities may include investments in developed markets, as well as emerging and less developed markets.

The Fund invests in common stocks and other equity securities of companies across a broad capitalization range. The Fund will invest in U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, although the Fund may invest in a U.S. company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-U.S. companies in which the Fund may invest.
PRINCIPAL RISKS
Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE
This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar Year by Year Total Returns (Investor Shares)

[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Best Quarter	22.76%	(quarter ended 6/30/09)
Worst Quarter	-24.29%	(quarter ended 12/31/08)

Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2011)
The following table shows the Fund’s Investor Shares average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

For Periods Ended 12/31/11
Average Annual Total Returns - INSTITUTIONAL SHARES Artisan Value Fund		1-Year	5-Year	Since Inception	Inception Date
Investor Shares	[1]	5.49%	0.35%	2.42%	Mar 27, 2006
Investor Shares Return after taxes on distributions	[1]	5.33%	(0.25%)	1.85%	Mar 27, 2006
Investor Shares Return after taxes on distributions and sale of Fund shares	[1]	3.71%	0.06%	1.84%	Mar 27, 2006
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	[1]	1.50%	(0.02%)	1.68%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	[1]	0.39%	(2.64%)	0.07%
[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Updated Fund performance information for Institutional Shares may be obtained by calling 800.399.1770.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
INSTITUTIONAL SHARES | Artisan Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Artisan Value Fund Institutional Shares
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Artisan Value Fund seeks maximum long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Institutional Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.36% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.36%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Artisan employs a fundamental investment process to construct a diversified portfolio of equity securities across a broad capitalization range that Artisan believes are undervalued, in solid financial condition and have attractive business economics. Artisan believes companies with these characteristics are less likely to experience eroding values over the long term.
  Attractive Valuation. Artisan values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that Artisan believes would be reasonable. Artisan generally will purchase a security if the stock price falls below or toward the lower end of that range.
  Sound Financial Condition. Artisan favors companies with an acceptable level of debt and positive cash flow. At a minimum, Artisan tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.
  Attractive Business Economics. Artisan favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.
The Fund often finds investment opportunities in companies that have one or more of the following characteristics:
  Turnarounds. At times, the Fund invests in companies that have had poor results due to company-specific and/or industry-wide conditions that Artisan believes will not continue indefinitely.
  Companies in Transition. A company’s stock price may not reflect positive change in the business, such as new management, new products or a cyclical uptrend in an industry. Artisan tries to identify investments for the Fund ahead of broad recognition of changes that may be expected to cause the stock’s price to rise.
  Earnings Shortfalls. The Fund may invest in a company, in a group or industry that is out of favor, or whose earnings have disappointed, causing its stock price to drop below Artisan’s estimate of the value of the business and creating the potential for patient investors to benefit when those earnings improve.
The Fund may invest up to 25% of its net assets at market value at the time of purchase in common stocks and other equity securities of non-U.S. companies (including depositary receipts) and securities trading on non-U.S. exchanges. The Fund’s investments in non-U.S. securities may include investments in developed markets, as well as emerging and less developed markets.

		The Fund invests in common stocks and other equity securities of companies across a broad capitalization range. The Fund will invest in U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, although the Fund may invest in a U.S. company with a lower market capitalization if it already holds a position in that company. There is no restriction on the size of the non-U.S. companies in which the Fund may invest.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:
  Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.
  Medium-Sized Company Risks. Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. During some periods, stocks of medium-sized companies, as an asset class, have underperformed the stocks of small and large companies.
  Value Investing Risks. Value stocks may fall out of favor with investors and underperform other asset types during given periods. The price of a company’s stock may never reach the level Artisan considers its intrinsic value.
  Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.
  Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
  Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This section provides some indication of the risks of investing in the Fund. The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.

Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s calendar year by year returns. This information shows how the Fund’s returns have varied over time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The following table shows the Fund’s Investor Shares average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.399.1770
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year by Year Total Returns (Investor Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	22.76%	(quarter ended 6/30/09)
Worst Quarter	-24.29%	(quarter ended 12/31/08)

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Because the Fund’s Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund’s Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Investor Shares) (For Periods Ended 12/31/2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the Fund’s Investor Shares average annual total returns (before and after taxes) and the change in value of two broad-based market indices over various periods ended December 31, 2011. The index information is intended to permit you to compare the Fund’s performance to broad measures of market performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares in a tax-deferred account, or to investors who are tax-exempt.

		For Periods Ended 12/31/11
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated Fund performance information for Institutional Shares may be obtained by calling 800.399.1770.
INSTITUTIONAL SHARES | Artisan Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
INSTITUTIONAL SHARES | Artisan Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
2007	rr_AnnualReturn2007	2.26%	[1]
2008	rr_AnnualReturn2008	(37.48%)	[1]
2009	rr_AnnualReturn2009	35.51%	[1]
2010	rr_AnnualReturn2010	11.32%	[1]
2011	rr_AnnualReturn2011	5.49%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.29%)
1-Year	rr_AverageAnnualReturnYear01	5.49%	[2]
5-Year	rr_AverageAnnualReturnYear05	0.35%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2006	[2]
INSTITUTIONAL SHARES | Return after taxes on distributions | Artisan Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	5.33%	[2]
5-Year	rr_AverageAnnualReturnYear05	(0.25%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.85%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2006	[2]
INSTITUTIONAL SHARES | Return after taxes on distributions and sale of Fund shares | Artisan Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	3.71%	[2]
5-Year	rr_AverageAnnualReturnYear05	0.06%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 27, 2006	[2]
INSTITUTIONAL SHARES | Russell 1000 Index (reflects no deduction for fees, expenses or taxes) | Artisan Value Fund
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	1.50%	[2]
5-Year	rr_AverageAnnualReturnYear05	(0.02%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.68%	[2]
INSTITUTIONAL SHARES | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) | Artisan Value Fund
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	0.39%	[2]
5-Year	rr_AverageAnnualReturnYear05	(2.64%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.07%	[2]

[1]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided in the bar chart represents the performance of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.
[2]	Because the Fund's Institutional Shares have not been offered for a full calendar year, the information provided represents the returns of the Fund's Investor Shares. Institutional Shares and Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Institutional Shares will be different from the performance of Investor Shares because the expense ratios associated with each class will be different.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jul 9, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 9, 2012